UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-07447

                         Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:   December 31

Date of reporting period:   December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

Virtus Emerging Markets Opportunities Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund*

December 31, 2015

TRUST NAME: VIRTUS INSIGHT TRUST

*	Prospectus supplement applicable to this Fund appears at the back of this Annual Report

Not FDIC Insured

No Bank Guarantee

May Lose Value

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this annual report that reviews the performance of your fund for the twelve months ended December 31, 2015, and includes comments from the portfolio manager.

During the year, global equity markets were challenged by falling oil prices, China’s economic slowdown, Greece’s debt crisis, and the ongoing anticipation of an interest rate hike by the Federal Reserve (the “Fed”). For the twelve months ended December 31, 2015, the large-cap S&P 500® Index and Dow Jones Industrial AverageSM gained 1.38% and 0.21%, respectively, while the technology-heavy NASDAQ Composite Index® was up 6.96%. By comparison, international equities underperformed, particularly emerging markets, which declined 14.92%, as measured by the MSCI Emerging Markets Index (net dividends).

Amid the volatility, U.S. Treasuries remained an attractive “safe haven” for global investors. The bellwether 10-year Treasury yield increased from 2.17% on the last trading day of 2014 to 2.27% at year-end 2015. Fixed income assets experienced slight losses in the build-up to the Fed’s mid-December decision to raise the federal funds rate for the first time in nearly a decade. The Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 0.55% for the year, while non-investment grade bonds underperformed, with the Barclays U.S. Corporate High Yield Bond Index down 4.47%.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s growth through year-end 2015 – including stronger jobs, housing, and consumer spending data – should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

February 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2015 TO DECEMBER 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (each a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class R6 shares are sold without sales charges and Class R6 shares do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2015 TO DECEMBER 31, 2015

Expense Table
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$910.80	1.33%	$6.41
Class A	1,000.00	909.50	1.58	7.60
Class C	1,000.00	905.00	2.33	11.19
Class R6	1,000.00	911.00	1.21	5.83

Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.50	1.33	6.77
Class A	1,000.00	1,017.24	1.58	8.03
Class C	1,000.00	1,013.46	2.33	11.82
Class R6	1,000.00	1,019.11	1.21	6.16
Low Duration Income Fund
Actual
Class I	$1,000.00	$998.90	0.50%	$2.52
Class A	1,000.00	997.70	0.75	3.78
Class C	1,000.00	993.80	1.50	7.54

Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.68	0.50	2.55
Class A	1,000.00	1,021.42	0.75	3.82
Class C	1,000.00	1,017.64	1.50	7.63
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,025.90	0.60%	$3.06
Class A	1,000.00	1,024.60	0.85	4.34
Class C	1,000.00	1,020.60	1.60	8.15

Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.18	0.60	3.06
Class A	1,000.00	1,020.92	0.85	4.33
Class C	1,000.00	1,017.14	1.60	8.13

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

VIRTUS INSIGHT TRUST

KEY INVESTMENT TERMS

DECEMBER 31, 2015 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Intermediate Government/Credit Bond Index

The Barclays U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 4 to 5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

European Central Bank (ECB)

The European Central Bank (ECB) is responsible for conducting monetary policy for the eurozone. The ECB was established as the core of the eurosystem and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the national central banks (NCBs) of all 17 European Union Member States whether they have adopted the Euro or not.

Exchange-Traded Funds (ETF)

A fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the Fed)

The Central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI Emerging Markets Index (Net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

VIRTUS INSIGHT TRUST

KEY INVESTMENTS TERMS (Continued)

DECEMBER 31, 2015 (Unaudited)

MSCI Europe Index (net)

The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index that measures equity market performance of the developed markets in Europe. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Organization of the Petroleum Exporting Countries (OPEC)

The Organization of the Petroleum Exporting Countries was originally organized in September 1960 with 5 member countries and there are currently 12 member countries. The organization’s objective is to coordinate and unify petroleum policies among member countries, in order to secure fair and stable prices for petroleum producers; an efficient, economic and regular supply of petroleum to consuming nations; and a fair return on capital to those investing in the industry.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Tax-Exempt Bond Linked Benchmark

The Tax-Exempt Bond Linked Benchmark consists of the BofA Merrill Lynch 1-22 Year US Municipal Securities Index, a subset of the BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tax- Exempt Bond Linked Benchmark prior to 6/30/2012 is that of the Barclays Municipal Bond Index.

Treasury Yield

The return on investment, expressed as a percentage, on the U.S. government’s debt obligations (bonds, notes and bills). The Treasury yield is considered a bellwether of the U.S. economy; the higher the yields on 10-, 20- and 30-year Treasuries, the better the economic outlook.

VIRTUS INSIGHT TRUST

KEY INVESTMENTS TERMS (Continued)

DECEMBER 31, 2015 (Unaudited)

U.S. Treasury Federal Funds Rate

The interest rate at which a depository institution lends funds maintained at the Federal Reserve to another depository institution overnight. The federal funds rate is generally only applicable to the most creditworthy institutions when they borrow and lend overnight funds to each other. The federal funds rate is one of the most influential interest rates in the U.S. economy, since it affects monetary and financial conditions, which in turn have a bearing on key aspects of the broad economy including employment, growth and inflation.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Vontobel Asset Management, Inc.	Ticker Symbols: I Share: HIEMX A Share: HEMZX C Share: PICEX R6 Share: VREMX

¢	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2015, the Fund’s Class I shares at NAV returned -8.55%, Class A shares at NAV returned -8.77%, Class C shares at NAV returned -9.50% and Class R6 shares returned -8.44%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.38% and the MSCI Emerging Markets Index (Net), which is the Fund’s style-specific benchmark appropriate for comparison, returned -14.92%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year ended December 31, 2015?

¢	In the U.S., disappointing economic data, lackluster corporate earnings, uncertainties about an initial Federal Reserve rate hike, and concerns regarding the Greek debt crisis contributed to U.S. equity market volatility for the first three quarters of the year. However, in the fourth quarter, U.S. equities rebounded, driven by a recovery in large cap equities, with merger and acquisition activity remaining a dominant theme. And, following strong October and November non-farm payrolls, the U.S. Federal Reserve raised interest rates by 25 basis points (0.25%), the first time since 2006. U.S. equities, as measured by the S&P 500® Index, returned 1.38% for 2015.

¢	European equities entered positive territory in the beginning of 2015, bolstered by central bank bond purchases. By mid-year, the Greek debt crisis impacted European markets, and the effects of the Chinese slowdown and a scandal at German auto manufacturer Volkswagen weighed on investor sentiment. In the fourth quarter, the European Central Bank announced additional stimulus and cut its deposit rate by 10 basis points (0.10%) to -0.3%, which was on the lower end of expectations, and disappointed markets. European stocks slightly recovered in the fourth quarter; however, for the year, the MSCI Europe Index returned -2.84%.

¢	Emerging markets entered 2015 with positive momentum and after reaching highs in late-April, driven by soaring Chinese equity markets, emerging markets experienced steep declines as concerns over China’s weak macroeconomic data, Beijing’s unexpected move to devalue its currency, and substantial Chinese equity market volatility led to a global market sell-off in August. Emerging markets suffered far worse than their developed market counterparts. Currencies of many developing countries tumbled as well. While emerging market equities ended in slightly positive territory for the fourth quarter, the asset class faced headwinds due to slowing growth, earnings pressure, U.S. dollar strength, and a collapse in commodity prices. Emerging markets, as measured by the MSCI Emerging Markets Index, returned -14.92% (net dividends reinvested).

What factors affected the Fund’s performance during the fiscal year?

¢	The following discussion highlights specific stocks that provided the largest contribution to the Fund’s absolute performance and those that were the largest detractors for the year. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.

Stocks that Helped Absolute Performance

¢	NetEase’s share price increased as it ranked #1 on iOS as a top gross revenue mobile

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) (Continued)

gaming company globally in November, suggesting that revenues for the company’s top mobile games continued to grow. NetEase is an online video game company that only operates in China. The company has run the two most successful and longest running video games in the Chinese market, which have continued to grow after more than 10 years in operations. The company is making the transition to mobile gaming with its strong development team and solid base of IP. The company also runs games for Activision Blizzard in China through a joint venture arrangement. Due to its low cost business model, we believe NetEase can consistently generate high gross margins, and the Fund continued to own this stock through the end of the fiscal year. Low capital intensity and limited reinvestment needs help to generate strong cash flow. The company operates one of the most popular gaming websites, which has allowed it to launch new games successfully with limited sales and marketing expense.

¢	SABMiller (SAB) and Anheuser Busch InBev (ABI) came to an agreement for SAB to be purchased by ABI. SABMiller is the second largest brewer in the world, but of the international brewers, it is the one with the largest exposure to emerging markets. This gives the company the longest runway for organic growth, and we believe SABMiller’s management will be able to exploit it. Growth will come from increased per capita consumption with rising discretionary income in many of its markets as well as pricing and a mix to more premium beer, and the Fund continued to own this stock through the end of the fiscal year.

Stocks that Hurt Absolute Performance

¢	Baidu disappointed with continued weakness in margins as the company is spending heavily on marketing to drive adoption of its Online-to-Offline (O2O) platforms. After a meeting with the management of Baidu, we decided to trim Baidu’s earnings estimates further. We had already trimmed our estimates by close to 25%. The weaker Chinese currency (which was not our base case) also impacted our assumptions. We believe that this currency weakness should persist and thus the U.S. dollar returns need to be ratcheted down for the next two to three years. Our interactions with management led us to model a much more prolonged investment period in O2O than what we had assumed in our models.

¢	Cielo declined as the Central Bank of Brazil is actively looking to end Cielo and Redecard’s exclusivity for capturing transactions of the smaller card brands, such as Amex, Elo, and Hypermarcas. Cielo has the exclusivity in the first two brands. This decision does not come as a surprise to us; it is consistent with the end of exclusivity of Visa and MasterCard back in 2012. We believe the end of exclusivity will improve the competitiveness of the smaller acquirers. It is hard to determine the impact, but we estimate that Cielo should lose share over time, from 50% to 45%. This is in line with our original forecast. Cielo, Brazil’s leading provider of payment card services, manages the network for the acceptance of multi-brand credit and debit cards in Brazil, as well as for the processing and settlement of credit and debit card transactions. Apart from the traditional electronic payment products and services, the company has a track record of providing innovative business that builds on its core franchise, including a correspondent banking network, prepaid mobile phone credits, electronic vouchers, and cash back. The market opportunity for the penetration of cards in Brazil is large and will continue to expand for years. This business is very cash generative and Cielo returns the cash to shareholders in the form of dividends, and the Fund continued to own this stock through the end of the fiscal year.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) (Continued)

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2015.
Consumer Staples	41%
Financials	21
Information Technology	16
Consumer Discretionary	6
Health Care	4
Utilities	4
Telecommunication Services	3
Other (includes short-term investments and securities lending collateral)	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

EMERGING MARKETS OPPORTUNITIES FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/15
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	-8.55%	1.03%	6.79%	—	—
Class A Shares at NAV[2]	-8.77	0.78	6.53	—	—
Class A Shares at POP[3,4]	-14.01	-0.41	5.90	—	—
Class C Shares at NAV[2] and CDSC[4]	-9.50	0.02	—	6.09%	6/26/06
Class R6 Shares[2]	-8.44	—	—	-11.24	11/12/14
S&P 500® Index	1.38	12.57	7.31	[5]	—
MSCI Emerging Markets Index (Net)	-14.92	-4.81	3.61	[6]	—

Fund Expense Ratios7: I Shares: 1.31%; A Shares 1.56%; C Shares 2.31%; R6 Shares 1.19%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 7.57% for Class C shares and 2.37% for Class R6 shares since inception date of each respective class.
[6]	The index returned 3.77% for Class C shares and -16.15% for Class R6 shares since inception date of each respective class.
[7]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective April 30, 2015, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a contractual fee waiver of Class I shares’ shareholder servicing fees, through April 30, 2016. Gross Expenses: Do not reflect the effect of contractual fee waiver. Expense ratios reflect fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2005, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

LOW DURATION INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Newfleet Asset Management LLC	Ticker Symbols: I Share: HIBIX A Share: HIMZX C Share: PCMZX

¢	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2015, the Fund’s Class I shares at NAV returned 1.24%, Class A shares at NAV returned 0.89% and Class C shares at NAV returned 0.13%. For the same period, the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 0.55% and the Barclays U.S. Intermediate Government/Credit Bond Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned 1.07%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year ended December 31, 2015?

¢	Most spread sectors underperformed U.S. Treasuries and agency mortgages during the fiscal year. Brent crude, the international benchmark for oil, ended the quarter at roughly $35 a barrel after two years of marked declines and at the lowest levels since 2008. Slumping demand and a supply glut drove prices lower, the latter a result of OPEC’s resistance to any limits on crude output and the likelihood of additional supply once sanctions against Iran are lifted.

¢	In December, in a widely anticipated move, the Federal Reserve raised its key interest rate a quarter of a percentage point to a target range of 0.25%–0.50%. The Fed had held rates near zero since December 2008. The policymaking body acted on its belief that the U.S. economy was strong enough to warrant the beginning of a tightening cycle and provided assurances that further policy moves would be gradual.

¢	The global environment nonetheless remained fragile, with China the dominant source of volatility along with tumbling commodity prices and emerging market currencies. Economic data continued to be lackluster for the world’s second largest economy, reinforcing fears that the economy was slowing at a sharper-than-expected rate.

¢	Over the last 12 months, yields increased across the U.S. Treasury curve, more so at the short maturity end, and overall the curve flattened.

What factors affected the Fund’s performance during the fiscal year?

¢	The Fund’s allocation to structured products, as well as issue selection within the corporate high quality, high yield, and bank loan allocations were the key drivers to the Fund’s outperformance of the benchmark for the fiscal year.

¢	Within the Fund’s allocation to the structured product sector, asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgages were positive contributors to performance.

¢	The Fund’s allocations to the corporate high yield and bank loan sectors detracted from performance.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

LOW DURATION INCOME FUND (Unaudited) (Continued)

securities are also subject to risks associated with the repayment of underlying collateral.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Prospectus: For additional information on risks, please see the fund’s prospectus.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2015.
Corporate Bonds		22%
Financials	11%
Industrials	4
Consumer Discretionary	2
Total of all others	5
Mortgage-Backed Securities		40
Asset-Backed Securities		21
U.S. Government Securities		12
Loan Agreements		4
Other (includes short-term investments)		1

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

LOW DURATION INCOME FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/15
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	1.24%	2.78%	4.03%	—	—
Class A Shares at NAV[2]	0.89	2.53	3.77	—	—
Class A Shares at POP[3,4]	-1.38	2.06	3.53	—	—
Class C Shares at NAV[2] and CDSC[4]	0.13	1.76	—	3.22%	6/26/06
Barclays U.S. Aggregate Bond Index	0.55	3.25	4.52	4.90[5]	—
Barclays U.S. Intermediate Government/Credit Bond Index	1.07	2.58	4.04	4.32[5]	—

Fund Expense Ratios6: I Shares: Gross 0.86%, Net 0.50%; A Shares: Gross 1.11%, Net 0.75%; C Shares: Gross 1.86%, Net 1.50%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for C shares are 1% in the first year and 0% thereafter. CDSC charges for certain redemptions of Class A shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective April 30, 2015, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a contractual fee waiver of Class I shares’ shareholder servicing fees, through April 30, 2016, and there is also a contractual, limitation of total operating expenses through April 30, 2016. Gross Expenses: Do not reflect the effect of contractual fee waivers and expense limitations.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2005, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

TAX-EXEMPT BOND FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Newfleet Asset Management LLC	Ticker Symbols: I Share: HXBIX A Share: HXBZX C Share: PXCZX

¢	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2015, the Fund’s Class I shares at NAV returned 2.64%, Class A shares at NAV returned 2.39% and Class C shares at NAV returned 1.62%. For the same period, the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 0.55%, the Tax-Exempt Bond Linked Benchmark, which is the Fund’s style-specific benchmark appropriate for comparison, returned 3.07%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year ended December 31, 2015?

¢	2015 will likely be remembered as a year of volatility. Markets were roiled by various global concerns, including China’s economic slowdown, lower commodity prices, anticipation of an increase in the target federal funds rate by the Federal Reserve (“the Fed”), and negative headline news surrounding some high profile municipal credits. Despite broader market volatility, technical conditions for the municipal bond market remained positive as investor demand for new municipal bonds outpaced supply through year-end. Fundamentals also continued to improve as a result of higher tax collections, especially in light of a steady increase in individual income taxes, which generally make up about half of state tax collections. As a result, the municipal market finished the year strong, returning 3.07% for the year, as measured by the BofA Merrill Lynch 1–22 Year U.S. Municipal Securities Index.
¢	Supply – The municipal market continued to experience robust levels of new bond issuance, largely due to municipalities continuing to refinance their higher cost debt. As a result, gross bond issuance for 2015 was almost 20% above 2014 levels. However, net issuance, defined as gross issuance less bond calls, maturities, and coupon payments, was actually negative $58 billion for the year. As a result, more money is available to be reinvested into municipal bonds than there are bonds being issued. This negative net supply has created a positive technical condition in the market. Issuance to finance new infrastructure spending has steadily declined as issuers continue to exercise fiscal austerity measures that were put in place after the economic declines circa 2008. Significant spending is needed to repair or replace aging infrastructure, and tax payer support to take on the additional debt has been slowly changing. Voters approved almost 80% of the $35 billion that local municipalities sought approval for infrastructure projects during the November 2015 elections. While the overall pace of issuance was elevated when compared to recent history, municipals still performed well.

¢	Demand – Municipal demand resumed during the fourth quarter as municipal bond funds saw positive flows. After experiencing strong inflows in the Fund during the first four months of 2015, outflows began to occur in May and persisted through the end of September. October saw this trend reverse as the Fed decided not to move the target federal funds rate at its September meeting. As a result of stronger economic data, though, the Fed raised the federal funds target by 25 basis points (0.25%) at its meeting in mid-December. Since flows in and out of open-end mutual funds influence the overall demand for municipal bonds, the near-term performance of the municipal bond market and future

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

TAX-EXEMPT BOND FUND (Unaudited) (Continued)

demand will likely be dependent on the Fed’s future rate actions, as interest rates tend to be the biggest driver of investor demand. Despite varying demand from mutual fund investors, the market benefited from increased demand from households through the use of separately managed accounts and from banks purchasing bonds on a proprietary basis. These additional sources of demand helped stabilize the municipal market, especially during periods of weak mutual fund demand.

¢	Credit – As the overall U.S. economy continued to improve, albeit at a moderate pace, tax collections also grew. States benefited from higher personal income tax receipts, with the latest Rockefeller Institute report showing “continued, but softening growth in overall state tax collections as well as in major tax sources.” However, Puerto Rico will likely continue to dominate the news on municipals, as its governor recently said that its’ debt is “unpayable”. There have been a number of restructuring plans proposed, but it remains unlikely that any of these will be enacted in the near term. The headline risk and volatility will likely be contained to Puerto Rican bonds and should not become a systemic problem for the broader municipal market.

¢	Another fundamental issue that plagues many state and local municipalities is underfunded pension plans. The market is clearly paying attention to this problem as states with the lowest funding ratios experienced some of the weakest performance in 2015. As such, understanding the fundamental strength and weakness of each credit is extremely important in this environment in order to avoid credit problems that negatively impact portfolio performance.

What factors affected the Fund’s performance during the fiscal year?

¢	On a relative basis to the benchmark, the Fund’s performance benefited from a higher allocation to hospital/healthcare issuers, exposure to below investment grade-rated bonds, and a higher allocation to revenue bonds compared to general obligation issues. Relative performance was hurt by the Fund’s higher exposure to shorter-dated maturities, higher allocation to Illinois bond issuers, and a larger allocation to pre-refunded municipal bonds.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.

State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Prospectus: For additional information on risks, please see the fund’s prospectus.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

TAX-EXEMPT BOND FUND (Unaudited) (Continued)

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2015.
Texas	12%
New York	10
Illinois	9
Colorado	6
Maryland	6
Florida	5
California	4
Missouri	4
Other (includes short-term investments)	44

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

TAX-EXEMPT BOND FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/15
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	2.64%	5.21%	4.78%	—	—
Class A Shares at NAV[2]	2.39	4.93	4.52	—	—
Class A Shares at POP[3,4]	-0.43	4.34	4.23	—	—
Class C Shares at NAV[2] and CDSC[4]	1.62	4.15	—	3.97%	6/26/06
Barclays U.S. Aggregate Bond Index	0.55	3.25	4.52	4.90[5]	—
Tax-Exempt Bond Linked Benchmark	3.07	5.11	4.60	4.82[5]	—

Fund Expense Ratios6: I Shares: Gross 0.75%, Net 0.60%; A Shares: Gross 1.00%, Net 0.85%; C Shares: Gross 1.75%, Net 1.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from the inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective April 30, 2015, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a contractual fee waiver of Class I shares’ shareholder servicing fees, effective December 1, 2014 to April 30, 2016. Effective September 1, 2015 the Fund also has a Contractual limitation of total operating expenses, Prior to that the expense limitation was voluntary. Gross Expenses: Do not reflect the effect of contractual fee waiver and voluntary expense limitations.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2005 for Class I and Class A shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

($ reported in thousands)

	SHARES		VALUE
COMMON STOCK—95.8%
Consumer Discretionary—5.6%
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,536,663		$96,233
Kangwon Land, Inc. (South Korea)	586,926		19,156
Matahari Department Store Tbk PT (Indonesia)	35,796,436		45,316
Naspers Ltd. Class N (South Africa)	2,054,497		281,638
Sands China Ltd. (China)	13,761,536		46,654
Vipshop Holdings Ltd. ADR (Cayman Islands)(2)(6)	3,122,031		47,674
Westlife Development Ltd. (India)(2)	2,330,411		8,352

			545,023

Consumer Staples—40.2%
Ambev S.A. ADR (Brazil)	41,872,512		186,751
AmorePacific Corp. (South Korea)	350,744		123,086
British American Tobacco Bhd (Malaysia)	2,262,093		29,504
British American Tobacco plc (United Kingdom)	2,600,364	(4)	144,561
British American Tobacco plc (United Kingdom)	10,292,921	(3)	581,129
China Resources Enterprise (Hong Kong)	11,326,135		24,166
Colgate Palmolive India Ltd. (India)	3,288,854		48,255
CP ALL PCL (Thailand)	109,630,300		119,048
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	3,627,680		335,016

	SHARES	VALUE
Consumer Staples (continued)
Hanjaya Mandala Sampoerna (Indonesia)	18,991,100	$129,272
Heineken N.V. (Netherlands)	2,222,839	190,283
Hindustan Unilever Ltd. (India)	14,347,502	186,982
ITC Ltd. (India)	79,842,336	394,806
LG Household & Health Care Ltd. (South Korea)	179,546	159,434
Nestle India Ltd. (India)	327,849	28,821
Orion Corp. (South Korea)	46,300	45,733
President Chain Store Corp. (Taiwan)	12,459,932	77,765
SABMiller plc (South Africa)	6,576,740	399,121
Thai Beverage PCL (Thailand)	182,530,300	88,611
Tsingtao Brewery Co., Ltd. (China)	7,586,627	34,176
Unilever Indonesia Tbk PT (Indonesia)	33,510,052	89,452
Unilever N.V. CVA (Netherlands)(6)	6,620,306	288,542
Wal-Mart de Mexico SAB de CV (Mexico)	83,319,041	210,250

		3,914,764

Energy—0.4%
Ultrapar Participacoes S.A. (Brazil)	2,613,452	39,933

Financials—20.2%
Bangkok Bank PCL (Thailand)	9,815,953	41,915
Bank Central Asia Tbk PT (Indonesia)	175,907,531	168,533
BB Seguridade Participacoes (Brazil)	8,376,310	51,512
BM&F Bovespa S.A. (Brazil)	16,371,150	45,063
Habib Bank Ltd. (Pakistan)	28,410,823	54,285

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK (continued)
Financials (continued)
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	831,949	$21,194
Housing Development Finance Corp. (India)	28,167,036	535,733
Housing Development Finance Corp. Bank Ltd. (India)	23,033,041	376,190
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,399,549	86,212
Kotak Mahindra Bank Ltd. (India)	9,078,322	98,332
Link REIT (The) (Hong Kong)	23,487,285	140,029
Public Bank Bhd (Malaysia)	17,316,400	74,613
Remgro Ltd. (South Africa)	8,511,938	134,964
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	509,359	133,150

		1,961,725

Health Care—4.3%
Bangkok Dusit Medical Services PCL (Thailand)	71,427,400	44,137
Cipla Ltd. (India)	10,924,013	107,087
Dr. Reddy’s Laboratories Ltd. (India)	1,503,882	70,601
Dr. Reddy’s Laboratories Ltd. ADR (India)(6)	375,252	17,370
Sun Pharmaceutical Industries Ltd. (India)	14,226,396	175,984

		415,179

Industrials—0.9%
Airports of Thailand PCL (Thailand)	1,492,841	14,272

	SHARES	VALUE
Industrials (continued)
CK Hutchison Holdings Ltd. (Hong Kong)	2,523,500	$33,921
Korea Aerospace Industries Ltd. (South Korea)	526,015	34,724

		82,917

Information Technology—15.4%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)(6)	2,419,061	196,597
Autohome, Inc. ADR (China)(2)(6)	624,533	21,809
Bitauto Holdings Ltd. ADR (China)(2)	649,349	18,364
Cielo S.A. (Brazil)	21,138,378	179,473
HCL Technologies Ltd. (India)	10,952,150	141,249
Infosys Ltd. (India)	2,529,251	42,146
Infosys Technologies Ltd. Sponsored ADR (India)	7,885,507	132,082
NetEase, Inc. ADR (China)	864,238	156,634
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	36,182,592	156,100
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	4,925,044	112,045
Tata Consultancy Services Ltd. (India)	4,354,816	160,099
Tencent Holdings Ltd. (Cayman Islands)	9,321,581	182,516

		1,499,114

Materials—2.0%
Industrias Penoles S.A.B de C.V. (Mexico)	5,622,287	57,813
Randgold Resources Ltd. (Jersey)	1,059,539	64,713

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK (continued)
Materials (continued)
Randgold Resources Ltd. ADR (Jersey)(6)	1,167,995	$72,334

		194,860

Telecommunication Services—3.2%
Advanced Info Service PCL (Thailand)	10,558,200	44,425
MTN Group Ltd. (South Africa)	7,516,948	64,593
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	907,667,622	203,297

		312,315

Utilities—3.6%
CLP Holdings Ltd. (Hong Kong)	3,806,376	32,263
Power Assets Holdings Ltd. (Hong Kong)	35,159,551	322,327

		354,590
TOTAL COMMON STOCK (Identified Cost $9,350,658)		9,320,420
TOTAL LONG TERM INVESTMENTS—95.8%
(Identified Cost $9,350,658)		9,320,420
SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.320%)(7)	23,641,496	23,641
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $23,641)		23,641

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—1.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(5)(7)	142,665,225	$142,665
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $142,665)		142,665
TOTAL INVESTMENTS—97.5%
(Identified Cost $9,516,964)		9,486,726	(1)
Other assets and liabilities, net—2.5%		243,206

NET ASSETS—100.0%		$9,729,932

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.
(7)	This is a public fund and the prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
India	28%
South Africa	9
United Kingdom	8
Indonesia	7
Mexico	7
Hong Kong	6
South Korea	5
Other	30
Total	100%

†	% of total investments as of December 31, 2015

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$9,320,420	$4,275,345	$5,045,075
Short-Term Investments	23,641	23,641	—
Securities Lending Collateral	142,665	142,665	—

Total Investments	$9,486,726	$4,441,651	$5,045,075

There were no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $168,850 were transferred from Level 1 to Level 2 and securities with an end of period value of $1,670,718 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—11.6%
U.S. Treasury Note
0.500%, 9/30/16	$28,700	$28,653
0.750%, 12/31/17	4,055	4,028
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $32,718)		32,681
MUNICIPAL BONDS—0.1%
Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	201
TOTAL MUNICIPAL BONDS (Identified Cost $208)		201
FOREIGN GOVERNMENT SECURITIES—0.1%
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	231
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $235)		231
MORTGAGE-BACKED SECURITIES—39.5%
Agency—10.2%
FHLMC
14-DN2, M2 1.871%, 4/25/24(2)	275	270
4.000%, 2/1/45	491	519
3.500%, 3/1/45	2,318	2,390
FNMA
6.000%, 5/1/16	4	4
4.000%, 8/1/25	123	130
3.000%, 6/1/27	295	305
2.500%, 5/1/28	855	868
2.500%, 11/1/29	891	899
2.500%, 9/1/30	4,986	5,030
3.000%, 9/1/30	3,388	3,492
3.000%, 10/1/30	1,963	2,024
3.000%, 10/1/30	5,918	6,102
4.000%, 11/1/31	518	554
5.000%, 10/1/39	381	424
4.500%, 4/1/40	161	175
3.500%, 12/1/42	714	737
3.000%, 3/1/43	1,188	1,186
3.000%, 5/1/43	354	355
4.000%, 10/1/44	1,154	1,222
3.500%, 8/1/45	1,947	2,010

	PAR VALUE	VALUE
Agency (continued)
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	$12	$12
GNMA
7.000%, 7/15/23	3	3
7.000%, 9/15/23	10	11
7.000%, 9/15/23	2	2
7.000%, 1/15/24	5	5
7.000%, 9/15/24	7	8
7.000%, 7/15/25	4	4
7.000%, 7/15/25	12	13

		28,754

Non-Agency—29.3%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	93	93
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	161	161
American Homes 4 Rent
14-SFR1, A 144A 1.351%, 6/17/31(2)(3)	253	248
15-SFR1, A 144A 3.467%, 4/17/52(3)	198	194
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	246	253
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	32	33
Aventura Mall Trust
13-AVM, A 144A 3.743%, 12/5/32(2)(3)	621	648
13-AVM, C 144A 3.743%, 12/5/32(2)(3)	707	718
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	215	211
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.619%, 4/10/49(2)	1,635	1,655
Banc of America (Merrill Lynch) Investors Mortgage Trust 04-A4, A1 2.562%, 8/25/34(2)	864	879

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	$624	$645
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(2)	59	58
05-1, 1A1 5.500%, 2/25/35	175	177
06-2, 3A1 6.000%, 3/25/36	44	45
Banc of America Mortgage Trust 04-11, 5A1
6.500%, 8/25/32	467	474
Banc of America Mortgage Trust
04-5, 4A1 4.750%, 6/25/19	363	364
04-7, 6A3 4.500%, 8/25/19	87	87
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	456	480
04-24CB, 1A1 6.000%, 11/25/34	300	304
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	502	510
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.666%, 5/12/39(2)	900	903
Bank of America (Merrill Lynch – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	303
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	494	502

	PAR VALUE	VALUE
Non-Agency (continued)
07-C2, A3 5.430%, 2/15/40	$1,023	$1,050
07-C6, A4 5.858%, 7/15/40(2)	783	805
07-C3, A4 5.899%, 7/15/44(2)	1,223	1,268
07-C7, A3 5.866%, 9/15/45(2)	552	580
Bayview Commercial Asset Trust 08-1, A3 144A 1.922%, 1/25/38(2)(3)	314	303
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	319	335
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	153	154
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	161	160
04-D, AF5 5.350%, 9/25/34(2)	385	401
Citigroup – Deutsche Bank Commercial Mortgage Trust
07-CD4, A4 5.322%, 12/11/49	1,214	1,235
07-CD4, AMFX 5.366%, 12/11/49(2)	975	995
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.710%, 12/10/49(2)	826	855
07-C6, A4 5.710%, 12/10/49(2)	1,550	1,602
08-C7, AM 6.137%, 12/10/49(2)	230	245
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	830	860
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	189	199
14-A, A 144A 4.000%, 1/25/35(2)(3)	783	809
15-PS1 3.750%, 9/25/42(2)(3)	627	634

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
15-A, A1 3.500%, 6/25/58(2)	$465	$465
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	439	432
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	1,503	1,486
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	460	536
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.796%, 12/10/49(2)	1,249	1,296
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,176	1,222
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	269	276
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	475	485
07-C2, A3 5.542%, 1/15/49(2)	165	169
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	86	88
13-HYB1, A16, 144A 3.034%, 4/25/43(2)(3)	1,404	1,414
Deutsche Bank – UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	1,053	1,057
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	950	947
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	70	70

	PAR VALUE	VALUE
Non-Agency (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 3.093%, 5/25/28(2)	$250	$250
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	410	400
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.066%, 6/25/34(2)	247	251
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.795%, 8/10/45(2)	2,334	2,427
07-GG10, A4 5.795%, 8/10/45(2)	1,393	1,431
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	263	276
05-12, AF3W 4.999%, 9/25/35(2)	57	58
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	650	650
Home Equity Loan Trust 07-HI1, A3 5.720%, 3/25/37	66	66
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	129	130
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	255	255
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.355%, 4/25/34(2)	127	126
04-10, 12A3 2.894%, 1/25/35(2)	119	118
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	16	16

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
06-PWR13, AM 5.582%, 9/11/41(2)	$970	$991
07- PW15, AM 5.363%, 2/11/44	355	362
07- PW17, A4 5.694%, 6/11/50(2)	805	840
07-PW18, A4 5.700%, 6/11/50	335	349
07-PW18, AM 6.084%, 6/11/50(2)	965	1,026
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-S8, A2 5.000%, 9/25/18	81	82
03-AR6, A1 2.553%, 6/25/33(2)	394	394
03-AR4, 2A1 2.240%, 8/25/33(2)	236	232
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	117
10-CNTR, D 144A 6.184%, 8/5/32(2)(3)	575	639
15-SGP, B 144A 3.081%, 7/15/36(2)(3)	540	539
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	362	377
06-LDP7, A4 5.909%, 4/15/45(2)	816	819
06-LDP9, A3 5.336%, 5/15/47	1,253	1,276
06-LDP9, AM 5.372%, 5/15/47	925	941
07-LDP10, AM 5.464%, 1/15/49(2)	560	570
07-CB19, A4 5.695%, 2/12/49(2)	1,811	1,867
07-LD12, A4 5.882%, 2/15/51(2)	2,315	2,401
JPMorgan Chase Mortgage Trust 15-5, A2 144A 2.911%, 5/25/45(2)(3)	942	948

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	$208	$213
06-A2, 4A1 144A 2.717%, 8/25/34(2)(3)	213	214
04-A4, 2A1 2.594%, 9/25/34(2)	161	163
05-A4, 3A1 144A 2.393%, 7/25/35(2)(3)	233	232
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	112	114
03-8, 2A1 5.750%, 11/25/33	153	161
04-4, 6A1 5.500%, 4/25/34	166	174
04-7, 9A1 6.000%, 8/25/34	154	161
05-2, 2A1 6.000%, 1/25/35	260	277
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	401	404
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	518	525
Morgan Stanley Capital I Trust
07-T27, A4 5.645%, 6/11/42(2)	1,490	1,557
08-T29, AM 6.268%, 1/11/43(2)	950	1,018
08-T29, A4 6.268%, 1/11/43(2)	208	221
06-IQ12, A4 5.332%, 12/15/43	536	546
07-IQ14, AM 5.681%, 4/15/49(2)	428	435
07-IQ14, A4 5.692%, 4/15/49(2)	760	779
07- LQ16, A4 5.809%, 12/12/49	400	417
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.988%, 6/25/44(2)(3)	626	634

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	$365	$361
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	1,080	1,101
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	317	322
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	828	841
Novastar Home Equity Loan 04-4, M5 2.147%, 3/25/35(2)	1,370	1,327
Residential Accredit Loans, Inc. 03-QS17, CB5 5.500%, 9/25/33	311	320
Residential Funding Mortgage Securities II Home Loan Trust 03-HS2, AIIB 0.672%, 6/25/28(2)	386	367
Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(2)	1,292	1,311
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.666%, 2/25/34(2)	850	829
04-4, 3A2 2.580%, 4/25/34(2)	660	660
04-4, 3A1 2.580%, 4/25/34(2)	214	212
04-5, 3A2 2.552%, 5/25/34(2)	467	465
04-14, 7A 2.516%, 10/25/34(2)	364	364
Structured Asset Securities Corp. 03-37A, 2A 4.418%, 12/25/33(2)	192	193
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	226	223

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
02-AL1, A2 3.450%, 2/25/32	$174	$173
02-AL1, A3 3.450%, 2/25/32	975	964
03-33H, 1A1 5.500%, 10/25/33	498	508
03-34A, 6A 2.785%, 11/25/33(2)	432	425
04-15, 3A3 5.500%, 9/25/34	231	234
Towd Point Mortgage Trust 15-3, A1B 144A 3.000%, 3/25/54(2)(3)	897	893
Vericrest Opportunity Loan Trust
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	205	202
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	410	404
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	128	126
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	384	377
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	33	33
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.767%, 5/15/43(2)	275	276
07-C30, A5 5.342%, 12/15/43	1,430	1,463
07-C30, AM 5.383%, 12/15/43	950	982
07-C31, A4 5.509%, 4/15/47	1,265	1,300
07-C32, A3 5.713%, 6/15/49(2)	985	1,009
07-C33, A5 5.952%, 2/15/51(2)	79	83
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.615%, 6/25/33(2)	86	86

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
03-J, 5A1 2.618%, 10/25/33(2)	$333	$337
03-J, 2.634%, 10/25/33(2)	198	199
04-A, 2.796%, 2/25/34(2)	83	83
04-K, 1A2 2.743%, 7/25/34(2)	380	381
04-U, A1 2.742%, 10/25/34(2)	104	103
04-Z, 2A1 2.851%, 12/25/34(2)	292	292
05-14, 2A1 5.500%, 12/25/35	104	106
WinWater Mortgage Loan Trust 14-1, A1 144A 3.964%, 6/20/44(2)(3)	662	679

		82,461
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $111,696)		111,215
ASSET-BACKED SECURITIES—20.8%
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	43	44
12-3, C 2.420%, 5/8/18	297	298
12-4, D 2.680%, 10/9/18	160	161
13-2, D 2.420%, 5/8/19	800	802
14-1, D 2.540%, 6/8/20	650	649
15-3, C 2.730%, 3/8/21	615	611
15-4C 2.880%, 7/8/21	700	696
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	146	155
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	394
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	539
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	993
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	900	916

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	$574	$572
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	71	71
13-A, A 144A 3.010%, 12/4/28(3)	215	213
15-A, A 144A 2.880%, 5/2/30(3)	489	482
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	340	342
15-3, B 2.700%, 9/15/21	650	625
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,000	999
13-4, C 2.670%, 2/20/19	505	509
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	371	373
14-1A, A 144A 1.460%, 12/17/18(3)	580	579
13-2A, B 144A 3.150%, 8/15/19(3)	300	302
14-2A, B 144A 2.640%, 11/16/20(3)	425	421
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	697
15-2, C 2.390%, 3/15/21	1,495	1,481
15-4B 2.160%, 8/16/21	725	715
CarNow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	350	348
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	400
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	995

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	$172	$171
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	649	640
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	638	634
Chrysler Capital Auto Receivables Trust 14-BA, D 3.440%, 8/16/21(3)	680	683
Citigroup 15-PM3,A 144A 2.600%, 5/16/22(3)	800	801
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	175	182
Container Leasing International Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	397	385
Diamond Resorts Owner Trust
14-1, A 144A 2.540%, 5/20/27(3)	453	449
15-2A, 144A 2.990%, 5/22/28(3)	441	441
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	376	387
DRB 15-D A3 144A 2.500%, 1/25/36(3)	805	800
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	1,080	1,075
14-AA, C 144A 3.060%, 5/17/21(3)	610	609
15-D, 144A 3.380%, 11/15/21(3)	1,005	1,000
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	12	12
14-1A, C 144A 2.640%, 10/15/19(3)	750	751

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
14-2A, C 144A 2.460%, 1/15/20(3)	$330	$330
14-3A, C 144A 3.040%, 9/15/20(3)	600	600
15-3A, C 144A 3.250%, 7/15/21(3)	655	650
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	200
14-1A, B 144A 2.420%, 1/15/19(3)	645	645
13-1A, C 144A 3.520%, 2/15/19(3)	500	500
14-1A, C 144A 3.570%, 7/15/19(3)	150	150
14-2A, C 144A 3.260%, 12/16/19(3)	335	330
15-A1, C 144A 4.100%, 12/15/20(3)	1,000	991
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	442	441
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	383
Flagship Credit Auto Trust 15-2, C 144A 4.080%, 12/15/21(3)	505	500
Ford Credit Auto Owner Trust 12-B, A4 1.000%, 9/15/17	584	584
Global Science Finance S.A.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	418	404
Gold Key Resorts LLC 14-A, A 144A 3.220%, 5/17/31(3)	498	494
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	1,300	1,319
15-2A, A 144A 2.020%, 9/25/19(3)	1,080	1,065
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	955	943

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
14-AA, A 144A 1.770%, 11/25/26(3)	$326	$320
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	396
15-A, D 2.730%, 6/15/21	550	554
15-C, B 2.150%, 11/15/21	1,500	1,492
LEAF Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	568
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	409	409
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	565	562
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	301	315
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	800	797
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	524	530
15-A, 2.880%, 9/8/27(3)	502	492
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	75	78
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	204	205
12-2, D 3.870%, 2/15/18	400	404
12-6, C 1.940%, 3/15/18	192	192
12-3, C 3.010%, 4/16/18	131	131
12-5, C 2.700%, 8/15/18	113	113
12-6, D 2.520%, 9/17/18	450	452

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
13-1, D 2.270%, 1/15/19	$876	$876
13-3, C 1.810%, 4/15/19	700	699
13-5, D 2.730%, 10/15/19	540	542
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	650	651
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	49	49
11-1A, B 144A 4.230%, 4/20/26(3)	115	115
12-3A, A 144A 1.870%, 8/20/29(3)	510	507
13-1A, A 144A 1.590%, 11/20/29(3)	107	105
14-1A, A 144A 2.070%, 3/20/30(3)	178	176
14-2A, A 144A 2.050%, 6/20/31(3)	124	124
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	37	38
XVII 13-12, A1 144A 2.680%, 3/16/26(3)	106	105
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	416	410
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,443
13-C, A2A 144A 2.940%, 10/15/31(3)	325	327
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	648	648
14-B, A2 144A 2.550%, 8/27/29(3)	1,024	1,015
15-A, A2 144A 2.420%, 3/25/30(3)	382	376

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	$194	$191
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	73	74
12-AA, A 144A 2.000%, 9/20/29(3)	1,137	1,121
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	423	420
14-3A, A 144A 3.270%, 11/21/39(3)	446	438
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	477
Textainer Marine Containers Ltd. 14-1A, A 144A 3.270%, 10/20/39(3)	398	387
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	293	301
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	990	1,009
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	450	449
14-1A, C 144A 1.940%, 11/15/21(3)	205	205
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	175	174
15-AA, A 144A 2.790%, 6/16/31(3)	349	343
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	605	603
TOTAL ASSET-BACKED SECURITIES (Identified Cost $58,645)		58,339

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—21.4%
Consumer Discretionary—1.7%
Alibaba Group Holding Ltd 2.500%, 11/28/19	$600	$586
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	184
CCO Holdings LLC 5.250%, 3/15/21	135	141
CCO Safari II LLC 144A 4.464%, 7/23/22(3)	220	219
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	95
144A 5.125%, 12/15/21(3)	250	226
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	120	121
Delphi Automotive plc 3.150%, 11/19/20	540	539
Hyundai Capital America RegS 1.450%, 2/6/17(4)	335	333
M/I Homes, Inc. 144A 6.750%, 1/15/21(3)	325	321
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	290
QVC, Inc. 3.125%, 4/1/19	330	326
Time Warner Cable, Inc. 6.750%, 7/1/18	215	235
Toll Brothers Finance Corp.
4.000%, 12/31/18	465	475
6.750%, 11/1/19	205	226
TRI Pointe Holdings, Inc. 4.375%, 6/15/19	295	290
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		4,647

Consumer Staples—0.3%
CVS Health Corp. 2.800%, 7/20/20	540	543

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Staples (continued)
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(3)	$85	$85
144A 3.500%, 7/15/22(3)	90	91

		719

Energy—0.9%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	215	169
Enbridge Energy Partners LP 4.375%, 10/15/20	90	88
Energy Transfer Partners LP 5.200%, 2/1/22	130	121
International Petroleum Investment Co. (IPIC) RegS 3.750%, 3/1/17(4)	200	204
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	85	78
MPLX LP 144A 5.500%, 2/15/23(3)	290	255
Newfield Exploration Co.
5.750%, 1/30/22	55	49
5.625%, 7/1/24	265	226
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	365	290
Regency Energy Partners LP 5.000%, 10/1/22	215	190
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	316
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	247
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	400	378

		2,611

Financials—10.8%
Air Lease Corp. 2.625%, 9/4/18	550	544
Ally Financial, Inc. 3.250%, 11/5/18	290	285
American Campus Communities LP 3.350%, 10/1/20	70	70

	PAR VALUE	VALUE
Financials (continued)
American Tower Trust I 144A 1.551%, 3/15/18(3)	$400	$391
Ares Capital Corp.
4.875%, 11/30/18	62	65
3.875%, 1/15/20	173	176
Associated Banc Corp. 5.125%, 3/28/16	90	90
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	230	232
144A 2.875%, 9/17/18(3)	115	114
2.875%, 9/17/18	220	219
Banco Bilbao Vizcaya Argentaria Bancomer SA
144A 4.500%, 3/10/16(3)	250	251
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	251
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	210	214
5.490%, 3/15/19	66	71
2.650%, 4/1/19	350	351
Bank of India 144A 3.250%, 4/18/18(3)	300	304
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	231
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	107
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	230
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	200	227
Block Financial LLC 4.125%, 10/1/20	315	319
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	139
Capital One Financial Corp. 6.150%, 9/1/16	625	644
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	250	254
Citigroup, Inc. 0.747%, 6/9/16(2)	100	100
Cooperatieve Centrale Raiffeisen-Boerenleenbank 2.250%, 1/14/19	430	431

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Corporate Office Properties LP 3.700%, 6/15/21	$220	$213
Corrections Corp. of America 5.000%, 10/15/22	775	775
Daimler Finance North America LLC 144A 2.450%, 5/18/20(3)	500	490
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	682
Digital Delta Holdings LLC 144A 3.400%, 10/1/20(3)	325	325
Digital Realty Trust LP 3.950%, 7/1/22	195	194
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	561
DuPont Fabros Technology LP 5.875%, 9/15/21	235	246
Fifth Third Bancorp 4.500%, 6/1/18	150	158
First Horizon National Corp. 3.500%, 12/15/20	440	437
First Tennessee Bank N.A. 2.950%, 12/1/19	250	248
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	443
FS Investment Corp.
4.250%, 1/15/20	300	301
4.750%, 5/15/22	265	257
General Motors Financial Co., Inc.
4.750%, 8/15/17	465	482
2.400%, 4/10/18	125	124
3.700%, 11/24/20	670	673
Genworth Holdings, Inc. 7.625%, 9/24/21	600	501
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	460	451
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	763
7.500%, 2/15/19	50	57

	PAR VALUE	VALUE
Financials (continued)
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	$525	$518
HCP, Inc. 3.750%, 2/1/19	275	284
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	133
HSBC USA, Inc.
1.700%, 3/5/18	310	308
2.625%, 9/24/18	290	294
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	285
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	280	293
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	169
144A 2.125%, 10/2/17(3)	60	60
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	15	15
4.875%, 3/15/19	20	20
5.875%, 2/1/22	200	195
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	254
Intesa San Paolo SpA 3.125%, 1/15/16	200	200
iStar Financial, Inc.
4.000%, 11/1/17	125	123
5.000%, 7/1/19	250	244
Jefferies Group LLC 5.125%, 4/13/18	150	156
JPMorgan Chase & Co.
6.125%, 6/27/17	200	212
2.250%, 1/23/20	540	531
KeyCorp. 5.100%, 3/24/21	185	202
Kimco Realty Corp. 3.400%, 11/1/22	550	545
Korea Development Bank 3.875%, 5/4/17	250	256
Lazard Group LLC 4.250%, 11/14/20	350	363
Lincoln National Corp.
8.750%, 7/1/19	225	270
6.050%, 4/20/67(2)(5)	75	59

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	$230	$231
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
McGraw Hill Financial, Inc. 3.300%, 8/14/20	519	524
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(3)	650	647
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	199
Morgan Stanley 5.550%, 4/27/17	710	745
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	45	46
MUFG Union Bank NA 2.625%, 9/26/18	300	303
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	69
PNC Funding Corp. 5.625%, 2/1/17	10	10
Prudential Financial, Inc. 8.875%, 6/15/38(2)(5)	100	112
Sabra Health Care LP 5.500%, 2/1/21	295	305
Santander Holdings USA, Inc. 2.650%, 4/17/20	575	564
SBA Telecommunications LLC (Tower Trust) 144A 3.156%, 10/15/20(3)	750	738
SBA Telecommunications LLC (Tower Trust) 144A 2.933%, 12/15/17(3)	155	157
Select Income REIT 4.150%, 2/1/22	580	557
Senior Housing Properties Trust 3.250%, 5/1/19	125	125
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	224

	PAR VALUE	VALUE
Financials (continued)
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	$225	$225
State Street Corp. 4.956%, 3/15/18(5)	525	551
Swedbank AB 144A 1.750%, 3/12/18(3)	200	199
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	430	431
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	363
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	525
2.700%, 4/1/20	152	150
Voya Financial, Inc.
2.900%, 2/15/18	350	354
5.500%, 7/15/22	120	134
Wells Fargo & Co. (Wachovia Corp.) 5.125%, 9/15/16	100	103
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	535	537
Willis Group Holdings plc 4.125%, 3/15/16	125	126
Willis North America, Inc. 6.200%, 3/28/17	40	42
XLIT Ltd. Series E, 2.300%, 12/15/18	135	135
Zions Bancorp 4.500%, 3/27/17	225	229

		30,416

Health Care—1.2%
AbbVie, Inc.
2.500%, 5/14/20	370	366
3.200%, 11/6/22	45	44
Actavis Capital S.A.R.L. (Actavis Funding) 3.000%, 3/12/20	85	85
Actavis Capital S.A.R.L. (Actavis Funding) 3.450%, 3/15/22	90	90
Community Health Systems, Inc. 5.125%, 8/1/21	65	65
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	215

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	$95	$96
HCA, Inc.
3.750%, 3/15/19	200	201
6.500%, 2/15/20	325	354
Mallinckrodt International Finance S.A. 144A 4.875%, 4/15/20(3)	15	14
Mylan NV 144A 3.000%, 12/15/18(3)	160	160
Owens & Minor, Inc. 3.875%, 9/15/21	65	65
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	66
Tenet Healthcare Corp.
144A 4.012%, 6/15/20(2)(3)	140	137
6.000%, 10/1/20	80	85
8.125%, 4/1/22	290	291
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	170	161
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	305	301
3.150%, 4/1/22	305	300
Zoetis, Inc.
1.875%, 2/1/18	25	25
3.450%, 11/13/20	165	165

		3,286

Industrials—4.3%
ADT Corp. (The) 6.250%, 10/15/21	435	457
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	74	79
01-1, G 7.100%, 4/2/21	664	724
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	200	200
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	215	178

	PAR VALUE	VALUE
Industrials (continued)
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	$315	$328
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	158	168
09-2, A 7.250%, 11/10/19	765	862
12-1, B 6.250%, 4/11/20	448	470
01-1, A1 6.703%, 6/15/21	676	703
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	653	689
Lockheed Martin Corp.
1.850%, 11/23/18	125	125
2.500%, 11/23/20	750	747
Masco Corp. 5.950%, 3/15/22	480	518
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	255	266
Penske Truck Leasing Co. RegS 2.500%, 6/15/19(4)	150	148
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	205	199
Textron, Inc. 4.625%, 9/21/16	635	649
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	96	104
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	1,118	1,180
07-01, A 6.636%, 7/2/22	1,560	1,661
United Rentals North America, Inc. 4.625%, 7/15/23	410	409
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	1,323	1,366

		12,230

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Information Technology—0.4%
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	$65	$65
4.000%, 6/15/20	135	137
Fidelity National Information Services, Inc. 3.625%, 10/15/20	190	192
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	325	325
144A 3.600%, 10/15/20(3)	60	60
Juniper Networks, Inc. 3.300%, 6/15/20	110	110
Oracle Corp. 2.500%, 5/15/22	190	187

		1,076

Materials—0.2%
Airgas, Inc. 3.050%, 8/1/20	28	28
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	141
Ball Corp 4.375%, 12/15/20	35	36
CRH America, Inc. 8.125%, 7/15/18	100	114
Methanex Corp. 3.250%, 12/15/19	155	148
Packaging Corp. of America 3.900%, 6/15/22	185	188

		655

Telecommunication Services—1.0%
AT&T, Inc. 3.000%, 6/30/22	195	190
CenturyLink, Inc. Series V 5.625%, 4/1/20	181	180
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	765	818
Frontier Communications Corp.
144A 8.875%, 9/15/20(3)	60	61
6.250%, 9/15/21	400	341
144A 10.500%, 9/15/22(3)	65	65

	PAR VALUE	VALUE
Telecommunication Services (continued)
Sprint Communications, Inc. 6.000%, 12/1/16	$115	$115
Sprint Corp. 7.250%, 9/15/21	235	176
T-Mobile USA, Inc. 6.542%, 4/28/20	95	99
Telefonica Emisiones SAU 3.192%, 4/27/18	195	199
Verizon Communications, Inc.
2.500%, 9/15/16	38	38
3.650%, 9/14/18	310	324
2.550%, 6/17/19	115	116
4.600%, 4/1/21	70	75

		2,797

Utilities—0.6%
AmeriGas Partners LP
6.750%, 5/20/20	45	44
7.000%, 5/20/22	250	243
Exelon Corp. 2.850%, 6/15/20	555	552
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	296
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	203
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	334
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	155	117

		1,789
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $61,052)		60,226
LOAN AGREEMENTS(2)—4.4%
Consumer Discretionary—1.6%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	178	177
Altice U.S. Finance I Corp. 4.000%, 12/14/22	313	307
Aristocrat Leisure Ltd. 4.750%, 10/20/21	263	262

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Consumer Discretionary (continued)
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	$155	$155
Charter Communications Operations LLC
Tranche F, 3.000%, 1/3/21	121	119
Tranche H, 3.250%, 8/24/21	83	82
Tranche I, 3.500%, 1/24/23	159	159
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	157	156
CSC Holdings, Inc. Tranche B, 2.924%, 4/17/20	458	457
5.000%, 10/9/22	282	282
Hanesbrands, Inc. Tranche B, 3.250%, 4/29/22	22	22
Hilton Worldwide Finance LLC 3.500%, 10/26/20	753	753
Jarden
Tranche B-1, 3.174%, 9/30/20	17	17
Tranche B-2 3.174%, 7/30/22	119	119
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	333	330
Libbey Glass, Inc. 3.750%, 4/9/21	152	150
MGM Resort International Tranche B 3.500%, 12/20/19	200	198
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	310	303
Seminole Tribe of Florida, Inc. 3.000%, 4/29/20	167	166
Six Flags Theme Parks, Inc. Tranche B, 3.500%, 6/30/22	141	141
Staples, Inc. First Lien, 0.000%, 4/23/21(7)	248	246

	PAR VALUE	VALUE
Consumer Discretionary (continued)
TI Group Auto Systems LLC 4.500%, 6/30/22	$20	$20

		4,621

Consumer Staples—0.8%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	202	201
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	590	590
Tranche F, 3.250%, 2/24/21	862	855
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	57	57
Coty, Inc.
3.000%, 10/21/22(7)	130	129
3.750%, 10/27/22	65	65
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) First Lien, 4.500%, 10/30/19	296	292
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	18	17
Spectrum Brands, Inc. 3.500%, 6/23/22	41	41

		2,247

Energy—0.1%
MEG Energy Corp. 3.750%, 3/31/20	311	276
Paragon Offshore Finance Co. 3.750%, 7/16/21	137	36

		312

Financials—0.1%
Delos Finance S.A.R.L. 3.500%, 3/6/21	208	208

Health Care—0.7%
Alere, Inc. Tranche B, 4.250%, 6/20/22	172	170
AmSurg Corp. 3.500%, 7/16/21	31	30

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Health Care (continued)
Community Health Systems, Inc. (CHS) Incremental 2018, Tranche F, 3.657%, 12/31/18	$329	$325
Convatec, Inc. 4.250%, 6/15/20	8	8
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	99	99
Endo Luxembourg Finance Co. I S.A.R.L. Tranche B, 3.750%, 9/26/22	132	130
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.250%, 5/25/18	98	98
4.500%, 10/28/22	42	42
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	73	71
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	25	24
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	44	44
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	543	542
Team Health, Inc. 4.500%, 11/23/22	194	194
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	141	137

		1,914

Industrials—0.3%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	103	103
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	277	271

	PAR VALUE	VALUE
Industrials (continued)
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	$139	$136
Tranche D, 3.750%, 6/4/21	66	64
Tranche E, 3.500%, 5/16/22	79	77
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	73	73
Waste Industries USA, Inc. 4.250%, 2/27/20	188	188

		912

Information Technology—0.2%
Equinix, Inc. 3.250%, 12/7/22	35	35
NXP BV 3.750%, 12/7/20	469	468
SS&C Technologies, Inc.
Tranche A-1, 3.357%, 7/8/20	19	18
Tranche A-2, 3.357%, 7/8/20	29	29
Tranche B-1, 4.000%, 7/8/22	117	117
Tranche B-2, 4.083%, 7/8/22	17	17

		684

Materials—0.2%
AZ Chem US, Inc. First Lien, 6.000%, 6/11/21	39	39
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	144	142
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	75	56
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22	25	24
Owens-Illinois Tranche B, 3.500%, 9/1/22	50	50
Polyone Corp. 3.750%, 11/11/22	114	114

		425

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS(2) (continued)
Telecommunication Services—0.2%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	$127		$127
Tranche B-II, 3.500%, 5/31/22	93		92
T-Mobile USA, Inc. 3.500%, 11/9/22	256		256

			475

Utilities—0.2%
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	92		83
Tranche C, First Lien, 5.000%, 12/17/21	4		4
NRG Energy, Inc. 2.750%, 7/1/18	591		576

			663
TOTAL LOAN AGREEMENTS
(Identified Cost $12,670)			12,461

	SHARES
PREFERRED STOCK—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	390	(8)	382
JPMorgan Chase & Co. Series V, 5.000%(2)	80	(8)	76
JPMorgan Chase & Co. Series Z, 5.3000%(2)	50	(8)	50
Wells Fargo & Co. Series K, 7.980%(2)	325	(8)	337
XLIT Ltd. Series E, 6.50%(2)	330	(8)	240
TOTAL PREFERRED STOCK
(Identified Cost $1,192)			1,085
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $278,416)			276,439

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Fund—0.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.320%)(9)	1,064,837	$1,065
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,065)		1,065
TOTAL INVESTMENTS—98.7%
(Identified Cost $279,481)		277,504	(1)
Other assets and liabilities, net—1.3%		3,760

NET ASSETS—100.0%		$281,264

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Foreign currency:

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $80,920 or 28.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	This fund is a public fund and the prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	95%
Australia	1
Cayman Islands	1
Other	3
Total	100%

†	% of total investments as of December 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$58,339	$—	$58,339
Corporate Bonds And Notes	60,226	—	60,226
Foreign Government Securities	231	—	231
Loan Agreements	12,461	—	12,461
Mortgage-Backed Securities	111,215	—	111,215
Municipal Bonds	201	—	201
U.S. Government Securities	32,681	—	32,681
Equity Securities:
Preferred Stocks	1,085	—	1,085
Short-Term Investments	1,065	1,065	—

Total Investments	$277,504	$1,065	$276,439

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—95.6%
Alabama—2.9%
Jefferson County School Warrant Revenue, 5.250%, 1/1/17	$4,000	$4,025
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	527
5.000%, 12/1/25	1,000	1,132

		5,684

Arizona—2.7%
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue 5.000%, 12/1/24	565	681
Mesa, City of, Excise Tax Revenue 5.000%, 7/1/27	500	528
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,320
5.000%, 8/1/25	2,290	2,701

		5,230

California—3.9%
California Municipal Finance Authority,
Bowles Hall Foundation Revenue 4.000%, 6/1/21	100	106
Bowles Hall Foundation Revenue 4.500%, 6/1/23	225	246
Bowles Hall Foundation Revenue 4.500%, 6/1/24	150	164
Community Medical Centers Revenue 5.000%, 2/1/27	400	459

	PAR VALUE	VALUE
California (continued)
California, State of, General Obligation,
5.000%, 10/1/23	$150	$151
5.000%, 2/1/24	1,500	1,805
California, State of, Public Works Board, Judicial Council Projects Revenue 5.000%, 3/1/27	500	593
Metropolitan Water District of Southern California Revenue, 3.000%, 10/1/19(2)	2,000	2,108
Oakland Unified School District, General Obligation,
5.000%, 8/1/29	1,000	1,169
5.000%, 8/1/30	500	581
Temecula Valley Unified School District Financing Authority, Special Tax Revenue 5.000%, 9/1/25	175	211

		7,593

Colorado—5.5%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue 6.250%, 10/1/33	650	731
E-470 Public Highway Authority Revenue
5.000%, 9/1/20	340	391
(NATL-RE Insured) 0.000%, 9/1/29	665	335
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,644
6.250%, 11/15/28	2,250	2,881
University of Colorado, Enterprise Revenue
5.000%, 6/1/19	625	704
5.000%, 6/1/24	1,000	1,177
(Pre-refunded 6/1/19 @$100) 5.625%, 6/1/22	1,650	1,898

		10,761

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3) (continued)
Connecticut—0.9%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	$1,500	$1,774

District of Columbia—2.5%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 0.000%, 10/1/41	4,000	4,945

Florida—5.0%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21	115	133
(Pre-refunded 4/1/19 @$100) 7.000%, 4/1/39	1,050	1,244
Lee County Transportation Facilities Revenue, (AGM Insured) 5.000%, 10/1/19	400	453
Miami Beach Redevelopment Agency 5.000%, 2/1/32	300	346
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	1,265	1,499
Miami-Dade, County,
Aviation Revenue, 5.000%, 10/1/24	2,425	2,856
Miami-Dade County Educational Facilities Authority, University of Miami, Revenue (Pre-refunded 4/1/16 @ 100) 5.250%, 4/1/18	1,000	1,012
5.000%, 4/1/30	200	235

	PAR VALUE	VALUE
Florida (continued)
Miami-Dade County School Board Certificates of Participation 5.000%, 2/1/34	$1,700	$1,965

		9,743

Georgia—2.9%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/1/19 @ $100) 5.625%, 1/1/28	1,500	1,700
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	775
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,290

		5,765

Idaho—0.8%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,624

Illinois—9.2%
Chicago O’Hare International Airport,
Customer Facilities Charge Revenue, Senior Lien 5.000%, 1/1/21	1,250	1,401
Passenger Facilities Charge Revenue 5.000%, 1/1/20	750	852
Chicago Park District, General Obligation (NATL Insured) 5.000%, 1/1/31	1,775	1,777
Chicago, City of, Sales Tax Revenue 5.000%, 1/1/21	750	815

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3) (continued)
Illinois (continued)
Wastewater Transmission Revenue, Second Lien 5.000%, 1/1/22	$1,010	$1,136
Waterworks Revenue, Second Lien 5.000%, 11/1/22	500	567
DeKalb County, Community Unit School District #428 General Obligation 0.000%, 1/1/30	1,000	493
Illinois Finance Authority, KishHealth System Revenue (Escrowed to maturity) 4.750%, 10/1/18	700	770
Rush University Medical Center Revenue 5.000%, 11/15/21	250	291
Rush University Medical Center Revenue (pre-refunded 11/1/18 @ 100) 7.250%, 11/1/38	1,050	1,230
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien (AGM Insured) (Pre-refunded 7/1/16 @$100) 5.000%, 1/1/21	3,050	3,118
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	897
5.000%, 2/1/26	1,490	1,631
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured) 0.000%, 6/15/26	1,000	681
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,764
5.125%, 4/1/36	500	551

		17,974

	PAR VALUE	VALUE
Indiana—2.7%
Indiana Finance Authority, Indiana University Health Center Revenue 5.000%, 12/1/22	$800	$958
Indiana University Revenue, (pre-refunded 6/1/19 @ 100) 5.250%, 6/1/23	1,320	1,499
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,800

		5,257

Iowa—1.3%
Iowa, State of, Prison Infrastructure Funding Revenue 5.000%, 6/15/27	2,250	2,586

Louisiana—1.2%
Louisiana State of, Local Government Environmental Facilities & Community Development Authority, Bossier Parish Community College Campus Facilities, Inc. Project Revenue 5.000%, 12/1/21	1,000	1,180
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	500	558
5.000%, 6/1/20	550	628

		2,366

Maine—1.9%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Revenue, 5.000%, 7/1/24	1,000	1,130
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,126
5.000%, 7/1/29	580	641
5.000%, 7/1/30	770	845

		3,742

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3) (continued)
Maryland—5.5%
Baltimore Convention Center, Hotel Revenue Senior Lien, (XLCA Insured)
5.250%, 9/1/22	$400	$410
5.250%, 9/1/23	1,500	1,533
Maryland Economic Development Corp., Exelon Generation Co. Revenue 2.550%, 6/1/20(2)	500	498
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue, 5.000%, 7/1/32	250	275
Anne Arundel Health System Revenue, (Pre-refunded 7/1/19 @$100) 6.750%, 7/1/29	2,015	2,402
Medstar Health, Inc. Revenue 5.000%, 8/15/26	800	958
Maryland, State of, General Obligation, 4.500%, 8/1/21	3,945	4,607

		10,683

Massachusetts—2.1%
Massachusetts Bay Transportation Authority, Assessment Revenue, 5.000%, 7/1/22	1,000	1,215
Massachusetts School Building Authority, Sales Tax Revenue, 5.000%, 8/15/20	1,500	1,750
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Revenue, 5.000%, 8/1/19	1,000	1,135

		4,100

	PAR VALUE	VALUE
Michigan—1.7%
Michigan Finance Authority, Beaumont Health Credit Group Revenue 5.000%, 8/1/27	$1,250	$1,459
Michigan State Building Authority, Facilities Program Lease Revenue 5.000%, 4/15/25	500	610
Michigan, State of, Federal Highway Grant Anticipation Revenue, 5.250%, 9/15/19	1,015	1,087
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	224

		3,380

Missouri—4.1%
Metropolitan St. Louis Sewer District, Wastewater Revenue, (Pre-refunded 5/1/17 @ 100) 5.750%, 5/1/38	2,000	2,136
Missouri Highway & Transportation Commission, First Lien State Road Revenue, 5.000%, 5/1/20	5,000	5,790

		7,926

Nebraska—0.6%
University of Nebraska – Lincoln, Student Fee Revenue, 5.000%, 7/1/22	1,000	1,112

New Jersey—3.4%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,077

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3) (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured) 5.000%, 6/15/22	$3,000	$3,469
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,915	2,018

		6,564

New York—10.1%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue 5.000%, 7/1/23	550	636
Metropolitan Transportation Authority, Transportation Revenue 6.250%, 11/15/23	3,140	3,580
New York City General Obligation,
6.250%, 10/15/28	40	45
(Pre-refunded 10/15/18 @ $100) 6.250%, 10/15/28	960	1,098
New York City Industrial Development Agency, JFK International Airport Project, American Airlines Special Facility Revenue 2.000%, 8/3/16(2)	250	251
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	500	557
(AMBAC Insured) 5.000%, 1/1/20	900	935

	PAR VALUE	VALUE
New York (continued)
(AMBAC Insured) 5.000%, 1/1/31	$470	$485
New York City Municipal Water Finance Authority, Water & Sewer System Revenue,
5.750%, 6/15/40	4,590	5,096
(Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/21	500	556
(Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/22	1,000	1,110
(Pre-refunded 6/15/18 @ $100) 5.625%, 6/15/24	1,050	1,170
New York Municipal Bond Bank Agency, Special School Purpose Revenue 5.000%, 12/1/20	1,995	2,329
New York State Dormitory Authority, Orange Regional Medical Center Revenue 5.000%, 12/1/23(4)	300	337
Triborough Bridge & Tunnel Authority, Toll Revenue Surbordinate Lien 5.000%, 11/15/23	750	908
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	613

		19,706

North Dakota—0.7%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,387

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3) (continued)
Ohio—2.4%
New Albany Community Authority, Community Facilities Revenue 5.000%, 10/1/24	$1,250	$1,475
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	542
5.000%, 10/1/21	1,080	1,284
5.000%, 10/1/22	1,135	1,367

		4,668

Oklahoma—0.7%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	1,250	1,446

Oregon—0.1%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	270

Pennsylvania—3.5%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	282
Pennsylvania Turnpike Commission Authority, Turnpike Revenue Surbordinate Lien,
5.250%, 12/1/31	2,000	2,280
6.000%, 12/1/34	1,750	2,066
0.000%, 12/1/38	2,000	2,288

		6,916

South Carolina—1.4%
Charleston County Schools, Educational Excellence Finance Corp., Lease Revenue, 5.000%, 12/1/27	1,000	1,191

	PAR VALUE	VALUE
South Carolina (continued)
Dorchester County, Waterworks & Sewer Revenue, 5.000%, 10/1/28	$1,020	$1,192
South Carolina Association of Governmental Organizations Educational Facilities Corp. for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	302

		2,685

Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,132
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	705	713
2.300%, 1/1/21	420	424

		2,269

Texas—11.8%
Dallas Independent School District General Obligation, (PSF Guaranteed) (Pre-refunded 2/15/18 @ 100) 5.250%, 2/15/30	1,850	2,017
Forney Independent School District, General Obligation,
(PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 5.750%, 8/15/33	750	841
(PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 6.000%, 8/15/37	2,000	2,262

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3) (continued)
Texas (continued)
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, (Pre-refunded 12/1/18 @ $100) 7.250%, 12/1/35	$2,525	$2,967
La Joya Independent School District, General Obligation, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,145
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/25	1,015	1,180
(AGM Insured) 5.000%, 9/1/23	1,085	1,269
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior. Lien 6.250%, 12/15/26	1,580	1,944
Corp. II, 1.028%, 3/15/16(2)	3,000	2,752
Texas Transportation Commission, General Obligation, 5.000%, 4/1/22	3,250	3,914
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured) 5.000%, 8/1/24	1,340	1,600
Ysleta Independent School District, General Obligation, 4.000%, 8/15/25	1,140	1,276

		23,167

	PAR VALUE	VALUE
Utah—0.2%
Utah Transit Authority, Sales Tax Revenue, Sales Tax Revenue 5.000%, 6/15/25	$250	$307

Vermont—0.1%
Burlington, City of, Airport Revenue, (AGM Insured) 5.000%, 7/1/24	200	235

Virginia—1.2%
Riverside Regional Jail Authority, Jail Facility Revenue 5.000%, 7/1/26	1,250	1,528
Virginia College Building Authority,
Marymount University Revenue, 5.000%, 7/1/20(4)	200	217
Marymount University Revenue, 5.000%, 7/1/21(4)	400	436
Marymount University Revenue, 5.000%, 7/1/22(4)	195	214

		2,395

West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	467

Wisconsin—1.2%
Wisconsin, State of, General Obligation 5.000%, 5/1/21	1,910	2,259
TOTAL MUNICIPAL BONDS (Identified Cost $175,406)		186,986
TOTAL LONG TERM INVESTMENTS—95.6%
(Identified Cost $175,406)		186,986

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Fund—3.2%
BlackRock Liquidity Funds MuniCash Portfolio – Institutional Shares (seven-day effective yield 0.020%)(5)	6,219,684	$6,220
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,220)		6,220
TOTAL INVESTMENTS—98.8% (Identified Cost $181,626)		193,206	(1)
Other assets and liabilities, net—1.2%		2,440

NET ASSETS—100.0%		$195,646

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)	At December 31, 2015, 17.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of such insured holdings exceeds 10% of the Fund’s net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $1,204 or 0.6% of net assets.
(5)	This fund is a public fund and the prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$186,986	$—	$186,986
Equity Securities:
Short-Term Investments	6,220	6,220	—

Total Investments	$193,206	$6,220	$186,986

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

(Reported in thousands except shares and per share amounts)

Emerging Markets Opportunities Fund
Assets
Investment in securities at value(1)(3)	$9,486,726
Foreign currency at value(2)	15,428
Cash	350,000
Receivables
Investment securities sold	1,161
Fund shares sold	121,028
Dividends and interest receivable	5,483
Tax reclaims	78
Prepaid expenses	205

Total assets	9,980,109

Liabilities
Payables
Fund shares repurchased	92,529
Collateral on securities loaned	142,665
Investment advisory fee	7,966
Distribution and service fees	351
Administration fee	1,012
Transfer agent fees and expenses	4,048
Trustees’ fee and expenses	34
Professional fees	16
Other accrued expenses	1,556

Total liabilities	250,177

Net Assets	$9,729,932

Net Assets Consist of:
Common stock $0.001 par value	$1,089
Capital paid in on shares of beneficial interest	10,572,513
Accumulated undistributed net investment income (loss)	(6,533)
Accumulated undistributed net realized gain (loss)	(805,444)
Net unrealized appreciation (depreciation) on investments	(31,693)

Net Assets	$9,729,932

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$8.96
Shares of beneficial interest outstanding, unlimited authorization	973,794,832
Net Assets	$8,726,303
Class A
Net asset value (net assets/shares outstanding) per share	$8.68
Maximum offering price per share NAV/(1-5.75%)	$9.21
Shares of beneficial interest outstanding, unlimited authorization	85,932,038
Net Assets	$745,947
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$8.49
Shares of beneficial interest outstanding, unlimited authorization	26,313,994
Net Assets	$223,303
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$8.96
Shares of beneficial interest outstanding, unlimited authorization	3,835,629
Net Assets	$34,379

(1) Investments in securities at cost	$9,516,964
(2) Foreign currency at cost	$16,851
(3) Market value of securities on loan	$139,152

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

(Reported in thousands except shares and per share amounts)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)	$277,504	$193,206
Cash	6,196	—
Receivables
Investment securities sold	1,339	—
Fund shares sold	2,627	1,126
Dividends and interest receivable	1,230	2,150
Prepaid expenses	22	18

Total assets	288,918	196,500

Liabilities
Cash overdraft	—	216
Payables
Fund shares repurchased	829	411
Investment securities purchased	6,557	—
Dividend distributions	58	43
Investment advisory fee	38	46
Distribution and service fees	51	40
Administration fee	28	20
Transfer agent fees and expenses	54	41
Professional fees	29	28
Trustees’ fee and expenses	1	1
Other accrued expenses	9	8

Total liabilities	7,654	854

Net Assets	$281,264	$195,646

Net Assets Consist of:
Common stock $0.001 par value	$26	$17
Capital paid in on shares of beneficial interest	285,116	183,983
Accumulated undistributed net investment income (loss)	—	152
Accumulated undistributed net realized gain (loss)	(1,901)	(86)
Net unrealized appreciation (depreciation) on investments	(1,977)	11,580

Net Assets	$281,264	$195,646

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.70	$11.43
Shares of beneficial interest outstanding, unlimited authorization	14,111,937	7,957,131
Net Assets	$150,977	$90,912
Class A
Net asset value (net assets/shares outstanding) per share	$10.70	$11.43
Maximum offering price per share(2)	$10.95	$11.75
Shares of beneficial interest outstanding, unlimited authorization	8,004,831	6,513,096
Net Assets	$85,666	$74,418
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.70	$11.43
Shares of beneficial interest outstanding, unlimited authorization	4,168,952	2,652,756
Net Assets	$44,621	$30,316

(1) Investments in securities at cost	$279,481	$181,626
(2) For the Low Duration Income Fund maximum offering price per share is NAV/(1-2.25%), and for the Tax-Exempt Bond Fund maximum offering price per share is NAV/(1-2.75%)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

($ reported in thousands)

Emerging Markets Opportunities Fund
Investment Income
Dividends	$240,159
Security lending	91
Foreign taxes withheld	(11,057)

Total investment income	229,193

Expenses
Investment advisory fee	95,290
Distribution fees, Class I	1,382
Distribution and service fees, Class A	2,006
Distribution and service fees, Class C	2,452
Administration fee	12,110
Transfer agent fee and expenses	17,075
Custodian fees	3,834
Printing fees and expenses	717
Trustees fee and expenses	478
Registration fees	285
Professional fees	124
Miscellaneous expenses	566

Total expenses	136,319
Less expenses reimbursed by investment adviser and/(or) distributor	(1,382)
Earnings credit from custodian	(38)

Net expenses	134,899

Net investment income (loss)	94,294

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(756,362)
Net realized gain (loss) on foreign currency transactions	(13,839)
Net change in unrealized appreciation (depreciation) on investments	(339,055)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,176)
Net change in foreign taxes on unrealized capital gains	4,337

Net gain (loss) on investments	(1,106,095)

Net increase (decrease) in net assets resulting from operations	$(1,011,801)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2015

($ reported in thousands)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Investment Income
Dividends	$7	$1
Interest	5,382	6,729

Total investment income	5,389	6,730

Expenses
Investment advisory fee	1,173	878
Distribution fees, Class I	15	15
Distribution and service fees, Class A	179	191
Distribution and service fees, Class C	394	294
Administration fee	260	238
Transfer agent fee and expenses	261	216
Registration fees	67	52
Professional fees	37	36
Printing fees and expenses	15	15
Custodian fees	8	3
Trustees fee and expenses	10	9
Miscellaneous expenses	18	13

Total expenses	2,437	1,960
Less expenses reimbursed by investment adviser and/(or) distributor	(798)	(304)

Net expenses	1,639	1,656

Net investment income (loss)	3,750	5,074

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(588)	67
Net realized gain (loss) on foreign currency transactions	— (1)	—
Net increase from payments by affiliates(2)	3	—
Net change in unrealized appreciation (depreciation) on investments	(1,490)	(683)

Net gain (loss) on investments	(2,075)	(616)

Net increase (decrease) in net assets resulting from operations	$1,675	$4,458

(1)	Amount is less than $500.
(2)	See Note 3H in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Opportunities Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$94,294	$65,058
Net realized gain (loss)	(770,201)	(22,763)
Net change in unrealized appreciation (depreciation)	(335,894)	289,719

Increase (decrease) in net assets resulting from operations	(1,011,801)	332,014

From Distributions to Shareholders
Net investment income, Class I	(81,136)	(63,020)
Net investment income, Class A	(5,106)	(5,770)
Net investment income, Class C	—	(194)
Net investment income, Class R6	(358)	(1)
Net realized long-term gains, Class I	—	(69,577)
Net realized long-term gains, Class A	—	(11,495)
Net realized long-term gains, Class C	—	(2,358)
Net realized long-term gains, Class R6	—	— (1)

Decrease in net assets from distributions to shareholders	(86,600)	(152,415)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	2,139,901	1,089,562
Change in net assets from share transactions, Class A	58,405	(376,374)
Change in net assets from share transactions, Class C	20,454	7,203
Change in net assets from share transactions, Class R6	37,252	101

Increase (decrease) in net assets from share transactions	2,256,012	720,492

Net increase (decrease) in net assets	1,157,611	900,091

Net Assets
Beginning of period	8,572,321	7,672,230

End of period	$9,729,932	$8,572,321

Accumulated undistributed net investment income (loss) at end of period	$(6,533)	$(388)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Low Duration Income Fund		Tax-Exempt Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$3,750	$2,921	$5,074	$5,308
Net realized gain (loss)	(588)	(118)	67	1,214
Net increase in payments by affiliates	3	—	—	—
Net change in unrealized appreciation (depreciation)	(1,490)	(685)	(683)	8,491

Increase (decrease) in net assets resulting from operations	1,675	2,118	4,458	15,013

From Distributions to Shareholders
Net investment income, Class I	(2,021)	(1,607)	(2,479)	(2,459)
Net investment income, Class A	(1,241)	(917)	(1,938)	(2,408)
Net investment income, Class C	(392)	(389)	(525)	(595)
Net realized long-term gains, Class I	—	—	(69)	(4)
Net realized long-term gains, Class A	—	—	(57)	(4)
Net realized long-term gains, Class C	—	—	(23)	(2)
Return of capital Class I	(261)	—	—	—
Return of capital Class A	(182)	—	—	—
Return of capital Class C	(100)	—	—	—

Decrease in net assets from distributions to shareholders	(4,197)	(2,913)	(5,091)	(5,472)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	59,540	40,388	4,697	(392)
Change in net assets from share transactions, Class A	11,010	36,290	(5,220)	(13,624)
Change in net assets from share transactions, Class C	(6,317)	25,981	(530)	723

Increase (decrease) in net assets from share transactions	64,233	102,659	(1,053)	(13,293)

Net increase (decrease) in net assets	61,711	101,864	(1,686)	(3,752)

Net Assets
Beginning of period	219,553	117,689	197,332	201,084

End of period	$281,264	$219,553	$195,646	$197,332

Accumulated undistributed net investment income (loss) at end of period	$—	$(70)	$152	$22

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class I
1/1/15 to 12/31/15	$9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)	(0.93)	$8.96	(8.55)%	$8,726,303	1.31%	1.32	%(12)	0.99%	27%
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)	0.34	9.89	5.54	7,572,633	1.30	1.35		0.85	28
1/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	— (3)	(0.11)	(0.76)	9.55	(6.32)	6,357,443	1.33	1.38		1.06	31
1/1/12 to 12/31/12	8.70	0.10	1.62	1.72	(0.08)	(0.03)	(0.11)	1.61	10.31	19.88	5,352,379	1.35	1.40		0.99	28
1/1/11 to 12/31/11	9.10	0.12	(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	(0.40)	8.70	(2.92)	2,082,147	1.36	1.41		1.34	29
Class A
1/1/15 to 12/31/15	$9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)	(0.90)	$8.68	(8.77)%	$745,947	1.56%	1.56	%(12)	0.73%	27%
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)	0.32	9.58	5.23	770,941	1.55	1.55		0.71	28
1/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	— (3)	(0.08)	(0.74)	9.26	(6.58)	1,097,753	1.58	1.58		0.79	31
1/1/12 to 12/31/12	8.44	0.07	1.57	1.64	(0.05)	(0.03)	(0.08)	1.56	10.00	19.62	1,208,195	1.60	1.60		0.78	28
1/1/11 to 12/31/11	8.83	0.09	(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	(0.39)	8.44	(3.13)	474,368	1.61	1.61		1.09	29

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income (loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class C
1/1/15 to 12/31/15	$9.37	—	(0.88)	(0.88)	—	—	—	(0.88)	$8.49	(9.50)%		$223,303	2.31%		2.31	%(12)	(0.01)%		27%
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)	0.29	9.37	4.40		228,652	2.30		2.30		(0.13)		28
1/1/13 to 12/31/13	9.82	0.01	(0.72)	(0.71)	(0.03)	— (3)	(0.03)	(0.74)	9.08	(7.21)		217,034	2.33		2.33		0.07		31
1/1/12 to 12/31/12	8.31	— (3)	1.56	1.56	(0.02)	(0.03)	(0.05)	1.51	9.82	18.66		203,974	2.35		2.35		0.01		28
1/1/11 to 12/31/11	8.72	0.03	(0.37)	(0.34)	— (3)	(0.07)	(0.07)	(0.41)	8.31	(3.77)		70,198	2.36		2.36		0.36		29
Class R6
1/1/15 to 12/31/15	$9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)	(0.93)	$8.96	(8.44)%		$34,379	1.21%		1.21	%(12)	0.90%		27%
11/12/14(7) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)	(0.53)	9.89	(4.60	)(11)	95	1.24	(10)	1.24	(10)	(0.41	)(10)	28	(9)(11)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Low Duration Income Fund
Class I
1/1/15 to 12/31/15	$10.81	0.22	(0.09)	0.13	(0.21)	—	(0.03)	(0.24)	—	(13)	(0.11)	$10.70	1.24%	$150,977	0.50%		0.88%	2.03%	56%
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—		(0.02)	10.81	2.10	92,794	0.68	(6)	0.91	2.27	58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	—		(0.13)	10.83	1.02	52,790	0.70		0.94	2.18	51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	—	(0.25)	—		0.42	10.96	6.40	29,513	0.73	(4)	0.99	2.40	87	(5)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	—	(0.31)	—		0.03	10.54	3.25	65,206	0.70		0.93	2.91	47
Class A
1/1/15 to 12/31/15	$10.82	0.19	(0.09)	0.10	(0.19)	—	(0.03)	(0.22)	—	(13)	(0.12)	$10.70	0.89%	$85,666	0.75%		1.12%	1.77%	56%
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—		(0.01)	10.82	1.94	75,456	0.92	(6)	1.11	2.02	58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	—		(0.13)	10.83	0.76	39,436	0.95		1.14	1.93	51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	—	(0.22)	—		0.42	10.96	6.14	28,266	0.96	(4)	1.20	2.12	87	(5)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	—	(0.28)	—		0.03	10.54	2.99	15,145	0.95		1.13	2.62	47

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Low Duration Income Fund
Class C
1/1/15 to 12/31/15	$10.82	0.11	(0.10)	0.01	(0.10)	—	(0.03)	(0.13)	—	(13)	(0.12)	$10.70	0.13%	$44,621	1.50%		1.86%	1.02%	56%
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—		(0.02)	10.82	1.08	51,303	1.68	(6)	1.87	1.28	58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	—	(0.13)	—		(0.13)	10.84	0.01	25,463	1.70		1.89	1.17	51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	—	(0.14)	—		0.43	10.97	5.44	20,156	1.71	(4)	1.95	1.38	87	(5)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	—	(0.20)	—		0.03	10.54	2.23	13,761	1.70		1.88	1.86	47

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/15 to 12/31/15	$11.46	0.33	(0.03)	0.30	(0.32)	(0.01)		(0.33)	(0.03)	$11.43	2.64%	$90,912	0.60%		0.77%	2.85%	10%
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—	(3)	(0.35)	0.55	11.46	8.30	86,459	0.60		0.79	2.98	22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—		(0.33)	(0.71)	10.91	(3.33)	82,936	0.60		0.77	2.88	29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—		(0.33)	0.52	11.62	7.72	162,094	0.62	(4)	0.79	2.84	35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—		(0.43)	0.72	11.10	11.36	94,228	0.57		0.77	3.78	59
Class A
1/1/15 to 12/31/15	$11.46	0.30	(0.03)	0.27	(0.29)	(0.01)		(0.30)	(0.03)	$11.43	2.39%	$74,418	0.85%		1.00%	2.60%	10%
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—	(3)	(0.32)	0.55	11.46	7.94	79,906	0.85		0.99	2.73	22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—		(0.30)	(0.71)	10.91	(3.48)	89,303	0.85		0.98	2.66	29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—		(0.30)	0.52	11.62	7.45	143,397	0.87	(4)	1.00	2.61	35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—		(0.41)	0.72	11.10	10.98	107,873	0.81		0.98	3.62	59

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class C
1/1/15 to 12/31/15	$11.46	0.21	(0.03)	0.18	(0.20)	(0.01)		(0.21)	(0.03)	$11.43	1.62%	$30,316	1.60%		1.75%	1.85%	10%
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—	(3)	(0.23)	0.54	11.46	7.13	30,967	1.60		1.74	1.98	22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—		(0.21)	(0.71)	10.92	(4.29)	28,845	1.60		1.73	1.92	29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—		(0.22)	0.53	11.63	6.74	39,792	1.62	(4)	1.75	1.86	35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—		(0.33)	0.72	11.10	10.15	28,641	1.54		1.70	2.91	59

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Includes extraordinary expenses.
(5)	Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.
(6)	Due to a change in the expense ratio, the ratio shown is a blended expense ratio. See Note 3C in the Notes to Financial Statements.
(7)	Inception date.
(8)	The Funds will indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Reported on Fund level not class level.
(10)	Annualized.
(11)	Not Annualized.
(12)	Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.
(13)	Payment from affiliate had no impact on total return.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. As of the date of this report three funds (each a “Fund”) of the Trust are offered for sale. Each Fund is diversified, and has a distinct investment objective outlined in its respective Fund summary page.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class I shares, Class A shares, and Class C shares. The Emerging Markets Opportunities Fund also offers Class R6 shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions, and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Low Duration Income and Tax Exempt Bond Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At December 31, 2015, all loan agreements held by the Funds are assignment loans.

J.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2015, the Emerging Markets Opportunities Funds had securities on loan with a market value of $139,152 and a cash collateral of $142,665.

K.	Earnings Credit and Interest

Through arrangements with the Funds’ custodian, most Funds either receive an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credits from Custodian” and the interest is reflected under “Interest income” in the Funds’ Statements of Operations for the period, as applicable.

Note 3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Tax-Exempt Bond Fund	0.45%

		First $1 Billion	$1+ Billion
Emerging Markets Opportunities Fund		1.00%	0.95%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion

Low Duration Income Fund	0.55%	0.50%	0.45%

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(1)
Low Duration Income Fund	NF(2)
Tax-Exempt Bond Fund	NF(2)

(1)	Vontobel Asset Management, Inc. (“Vontobel”)
(2)	Newfleet Asset Management, LLC (“NF”), an indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has agreed to limit certain Funds’ operating expenses (excluding interest, taxes, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses), so that such expenses do not exceed the following percentages of average daily net assets as listed below:

	Class I	Class A	Class C	Type of Waiver

Low Duration Income Fund(1)	0.50%	0.75%	1.50%	Contractual
Tax-Exempt Bond Fund(2)	0.60	0.85	1.60	Contractual

(1)	Effective December 1, 2014, the adviser contractually agreed to limit the Fund’s total operating expenses through April 30, 2016. Prior to December 1, 2014, the adviser had voluntarily agreed to limit the Fund’s expenses, Class I 0.75%, Class A 0.95%, and 1.70% for Class C.
(2)	Effective September 1, 2015, the adviser contractually agreed to limit the Fund’s total operating expenses through April 30, 2017. Prior to September 1, 2015 the adviser had voluntarily agreed to limit the Fund’s expenses, Class I 0.60%, Class A 0.85% and 1.60% for Class C.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total

Low Duration Income Fund	$202	$276	$783	$1,261
Tax-Exempt Bond Fund	368	269	290	927

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

E.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended December 31, 2015, it retained net commissions of $127 of Class A Shares and deferred sales charges of $52 and $74 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00%. Prior to February 24, 2015, VP Distributors was also entitled to a service fee under a Shareholder Services Plan for Class I shares, at the rate of 0.05% of the average daily net assets of such class of each Fund; however, VP Distributors had waived such fee prior to its elimination, so the Funds’ Class I shares did not pay such fee during the fiscal year ended December 31, 2015.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same Class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended December 31, 2015, the Funds incurred administration fees totaling $9,974 which are included in the Statements of Operations.

For the period ended December 31, 2015, the Funds incurred transfer agent fees totaling $17,086 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

G.	Affiliated Shareholders

At December 31, 2015, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares which may be redeemed at any time, of the following Funds in the following aggregated amounts:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class R6	9,749	$87
Low Duration Income Fund,
Class I	897,597	9,604

H.	Payment from affiliate

During the period, the subadviser reimbursed the Low Duration Income Fund for certain losses in the amount of $3. This amount is included in payment by affiliate in the Statement of Operations. There was no impact on total return.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended December 31, 2015, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$4,811,030	$2,598,296
Low Duration Income Fund	117,145	70,610
Tax-Exempt Bond Fund	20,349	19,280

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended December 31, 2015, were as follows:

Low Duration Income Fund	$50,158	$47,238

Note 5. Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Year Ended December 31, 2015		Year Ended December 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	573,808	$5,590,072	302,688	$3,053,397
Reinvestment of distributions	8,333	74,414	11,523	116,581
Shares repurchased	(374,295)	(3,524,585)	(213,715)	(2,080,416)

Net Increase / (Decrease)	207,846	$2,139,901	100,496	$1,089,562

Class A
Sale of shares	45,415	$426,955	39,977	$390,454
Reinvestment of distributions	527	4,555	1,626	16,026
Shares repurchased	(40,498)	(373,105)	(79,655)	(782,854)

Net Increase / (Decrease)	5,444	$58,405	(38,052)	$(376,374)

Class C
Sale of shares	9,993	$92,797	6,261	$60,377
Reinvestment of distributions	—	—	230	2,226
Shares repurchased	(8,084)	(72,343)	(5,996)	(55,400)

Net Increase / (Decrease)	1,909	$20,454	495	$7,203

Class R6
Sale of shares	4,009	$38,958	10	$100
Reinvestment of distributions	39	348	—	1
Shares repurchased	(222)	(2,054)	—	—

Net Increase / (Decrease)	3,826	$37,252	10	$101

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

	Low Duration Income Fund
	Year Ended December 31, 2015		Year Ended December 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	11,692	$126,118	6,140	$66,872
Reinvestment of distributions	181	1,955	127	1,386
Shares repurchased	(6,345)	(68,533)	(2,558)	(27,870)

Net Increase / (Decrease)	5,528	$59,540	3,709	$40,388

Class A
Sale of shares	3,576	$38,617	5,969	$64,993
Reinvestment of distributions	122	1,317	78	845
Shares repurchased	(2,669)	(28,924)	(2,710)	(29,548)

Net Increase / (Decrease)	1,029	$11,010	3,337	$36,290

Class C
Sale of shares	2,142	$23,100	4,749	$51,623
Reinvestment of distributions	35	383	27	295
Shares repurchased	(2,751)	(29,800)	(2,383)	(25,937)

Net Increase / (Decrease)	(574)	$(6,317)	2,393	$25,981

	Tax-Exempt Bond Fund
	Year Ended December 31, 2015		Year Ended December 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	1,916	$21,874	2,664	$30,145
Reinvestment of distributions	191	2,180	173	1,952
Shares repurchased	(1,696)	(19,357)	(2,889)	(32,489)

Net Increase / (Decrease)	411	$4,697	(52)	$(392)

Class A
Sale of shares	920	$10,518	1,272	$14,392
Reinvestment of distributions	152	1,730	183	2,067
Shares repurchased	(1,533)	(17,468)	(2,663)	(30,083)

Net Increase / (Decrease)	(461)	$(5,220)	(1,208)	$(13,624)

Class C
Sale of shares	576	$6,588	756	$8,588
Reinvestment of distributions	41	465	43	484
Shares repurchased	(666)	(7,583)	(739)	(8,349)

Net Increase / (Decrease)	(49)	$(530)	60	$723

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

Note 6. 10% Shareholders

As of December 31, 2015, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

Emerging Markets Opportunities Fund	39%	2	*
Low Duration Income Fund	29	2	*

*	None of the accounts are affiliated.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At December 31, 2015, the Emerging Markets Opportunities Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	41%

Note 8. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Note 9. Federal Income Tax Information

($ reported in thousands)

At December 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$9,534,494	$782,906	$(830,674)	$(47,768)
Low Duration Income Fund	279,486	779	(2,761)	(1,982)
Tax-Exempt Bond Fund	181,626	11,955	(375)	11,580

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates:

	2017	No Expiration		Total
	Short-term	Short-term	Long-term
Emerging Markets Opportunities Fund	$—	$236,832	$486,429	$723,261
Low Duration Income Fund	1,169	367	220	1,756

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Low Duration Income Fund had capital loss carryovers of $1,172 which expired in 2015.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2015, the Funds deferred and recognized qualified late year losses as follows:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized

Emerging Markets Opportunities Fund	$6,533	$389	$64,653	$37,174
Low Duration Income Fund	—	71	140	88
Tax-Exempt Bond Fund	—	—	86	6

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income

Emerging Markets Opportunities Fund	$—	$—	$—
Low Duration Income Fund	—	—	—
Tax-Exempt Bond Fund	—	—	152

For the period ended December 31, 2015, the Tax-Exempt Bond Fund distributed exempt interest dividends as follows:

Tax-Exempt Bond Fund	$4,923

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the years ended December 31, 2015 and 2014 was as follows:

		Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Total

Emerging Markets Opportunities Fund	2015	$86,600	$—	$—	$—	$86,600
	2014	68,985	—	83,430	—	152,415
Low Duration Income Fund	2015	3,654	—	—	543	4,197
	2014	2,913	—	—	—	2,913
Tax-Exempt Bond Fund	2015	19	4,923	149	—	5,091
	2014	20	5,442	10	—	5,472

Note 10. Reclassification of Capital Accounts

($ reported in thousands except as noted)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of a Fund. As of December 31, 2015, each Fund recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest			Accumulated Net Realized Gain (Loss)		Undistributed Net Investment Income (Loss)

Emerging Markets Opportunities Fund	$	(—	)(1)	$13,839		$(13,839)
Low Duration Income Fund		(1,172)		1,196		(24)
Tax-Exempt Bond		(—	)(1)	—	(1)	—

(1)	Amount is less than $500.

Note 11. Borrowings

($ reported in thousands)

On July 2, 2015, the Funds and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Funds’ total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended December 31, 2015.

Note 12. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 13. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2015

As part of an SEC non-public, confidential investigation of a matter entitled In the Matter of F-Squared Investments Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Funds’ investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of Virtus Insight Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Emerging Markets Opportunities Fund, Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund (constituting Virtus Insight Trust, hereafter referred to as the “Trust”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2016

VIRTUS INSIGHT TRUST

TAX INFORMATION NOTICE (Unaudited)

DECEMBER 31, 2015

($ reported in thousands)

For the fiscal year ended December 31, 2015, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates (“QDI”) applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.

Fund	QDI	DRD	LTCG
Emerging Markets Opportunities Fund	100%	0%	$—
Low Duration Income Fund	—	—	—
Tax-Exempt Bond Fund	—	—	148

For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

Tax-Exempt Bond Fund	100%

For the period ended December 31, 2015, the Emerging Markets Opportunities Fund recognized $239,555 of foreign source income on which the Fund paid foreign taxes of $11,057. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Insight Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held on November 18-19, 2015, (the “Meeting”) the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of Newfleet Asset Management, LLC (“Newfleet”), the Subadviser to the Virtus Low Duration Income Fund and the Virtus Tax-Exempt Bond Fund, with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended June 30, 2015.

Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 5- and 10-year periods and underperformed the medium of its Performance Universe and benchmark for the 3-year period.

Virtus Low Duration Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 3- and 5- year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 10-year periods and outperformed the median of its Performance Universe for the 1- and 10-year periods.

Virtus Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 10-year period and outperformed the median of its Performance Universe for the 10-year period.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses were below the median of the Expense Group.

Virtus Low Duration Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including Newfleet, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to Newfleet, the Board noted that, because Newfleet is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc., the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for two of the three Funds included breakpoints based on assets under management, and that fee waivers and/or

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and sub-advisory fee structure, including with respect to the Fund that does not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while Newfleet is an affiliate of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of each Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

FUND MANAGEMENT TABLES

Information pertaining to the Trustees and officers of the Trust as of December 31, 2015, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-1574. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McClellan, Hassell H. YOB: 1945 Elected: 2015 52 Portfolios	Retired. Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College; Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008); Trustee (since 2015), Virtus Mutual Fund Complex (43 portfolios); Trustee, John Hancock Fund Complex (since 2000), John Hancock Funds (collectively, 234 portfolios); and Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company).
McLoughlin, Philip YOB: 1946 Elected: 2006 66 Portfolios	Director (since 1991) and Chairman (since 2010), World Trust Fund (closed-end investment firm in Luxembourg); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Chairman (since 2002) and Trustee (since 1989), Virtus Mutual Fund Complex (43 portfolios); Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Trustee/Director and Chairman (since 2011), Virtus Closed-End Funds (3 portfolios); Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (7 portfolios); Partner (2006 to 2010), Cross Pond Partners, LLC (investment management consultant); and Managing Director (2008 to 2010), SeaCap Partners, LLC (investment management).
McNamara, Geraldine M. YOB: 1951 Elected: 2006 56 Funds	Retired. Trustee (since 2001), Virtus Mutual Fund Complex (43 portfolios); and Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); and Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios)
Oates, James M. YOB: 1946 Elected: 2006 53 Funds	Managing Director (since 1994), Wydown Group (consulting firm). Trustee (since 1987), Virtus Mutual Fund Complex (43 portfolios); Director (since 1996), Stifel Financial; Director (1998 to 2014), Connecticut River Bancorp; Chairman and Director (1999 to 2014), Connecticut River Bank; Chairman (since 2000), Emerson Investment Management, Inc.; Director (2002 to 2014), New Hampshire Trust Company; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Non-Executive Chairman (2007 to present), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee/Director (since 2013), Virtus Closed-End Funds (3 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (7 portfolios).
Segerson, Richard E. YOB: 1948 Elected: 2006 43 Funds	Trustee (since 1983), Virtus Mutual Fund Complex (43 portfolios); and Managing Director (1998 to 2013), Northway Management Company.
Verdonck, Ferdinand L.J. YOB: 1942 Elected: 2006 43 Funds	Director (1998-July 2015), The J.P. Morgan European Investment Trust; Director (since 2005), Galapagos N.V. (biotechnology) (until February 2013); Director (until June 2015) Groupe SNEF; Mr. Verdonck is also a director of several non-U.S. companies; and Trustee (since 2002), Virtus Mutual Fund Complex (43 portfolios).

FUND MANAGEMENT TABLES (Continued)

Interested Trustee

The individual listed below is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 64 Funds	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Trustee (since 2006), Virtus Mutual Funds (43 portfolios); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (7 portfolios).

*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Senior Vice President (since 2013); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Senior Vice President, Fund Services (since 2010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Senior Vice President (since 2013), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Closed-End Funds; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Senior Vice President, Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.

FUND MANAGEMENT TABLES (Continued)

Officers of the Trust Who Are Not Trustees (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President, since 2013; Vice President (2005-2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), The Zweig Closed-End Funds; Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust.
Engberg, Nancy J. YOB: 1956	Vice President and Chief Compliance Officer since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since Aug. 2015), ETFis Series Trust I; and Chief Compliance Officer (since Nov. 2015), Virtus ETF Trust II.
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008-2013).	Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Closed-End Funds; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

VIRTUS TAX-EXEMPT BOND FUND,

A SERIES OF VIRTUS INSIGHT TRUST

Supplement dated September 1, 2015 to the

Summary Prospectuses and the Virtus Insight Trust Statutory Prospectus,

each dated April 30, 2015

IMPORTANT NOTICE TO INVESTORS

Under “Fees and Expenses,” the “Annual Fund Operating Expenses” table in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses(b)	1.00%	1.75%	0.75%
Less: Expense Reimbursement(c)	(0.15)%	(0.15)%	(0.15)%

Total Annual Operating Expenses After Expense Reimbursement(b)(c)	0.85%	1.60%	0.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares and 0.60% for Class I Shares through April 30, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$555	$783	$1,439
Class C	Sold	$263	$521	$920	$2,037
	Held	$163	$521	$920	$2,037
Class I	Sold or Held	$61	$209	$387	$901

The section “More Information About Fund Expenses” on page 13 of the statutory prospectus is hereby revised by replacing the first table with the following:

	Class A Shares	Class C Shares	Class I Shares	Type*	Through Date
Virtus Low Duration Income Fund	0.75%	1.50%	0.50%	C	April 30, 2016
Virtus Tax-Exempt Bond Fund	0.85%	1.60%	0.60%	C	April 30, 2017

*	C= Contractual; V= Voluntary

Investors should retain this supplement with the Prospectuses for future reference.

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please

call your financial representative,

or contact us at 1-800-243-1574

or Virtus.com.

8004	02-16

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that James M. Oates and Richard E. Segerson each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Mr. Oates and Mr. Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $77,663 for 2015 and $133,510 for 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $14,318 for 2015 and $12,355 for 2014. Such audit-related fees include out of pocket expenses and cross fund fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,450 for 2015 and $24,550 for 2014.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Insight Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)     0%

(c)     0%

(d)     N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $550,983 for 2015 and $430,462 for 2014.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/7/2016

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/7/2016

* Print the name and title of each signing officer under his or her signature.